UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square,
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103
(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square,
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)
Registrant's telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueShares™ ETF Trust

Semi-Annual Report to Shareholders

December 31, 2012

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SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,086.14	0.49%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,089.13	0.54%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,126.88	0.54%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,170.55	0.49%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares ADR Fund
Actual	$1,000.00	$1,138.63	0.49%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,065.54	0.60%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
2

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Automobiles & Components	2.4%	Automobiles & Components	0.3%	Automobiles & Components	0.7%
Banks	1.8	Banks	1.9	Banks	2.6
Capital Goods	8.6	Capital Goods	14.3	Capital Goods	12.3
Commercial & Professional Services	0.5	Commercial & Professional Services	4.6	Commercial & Professional Services	6.4
Consumer Durables & Apparel	1.2	Consumer Durables & Apparel	3.8	Consumer Durables & Apparel	5.2
Consumer Services	1.1	Consumer Services	2.0	Consumer Services	5.1
Diversified Financials	5.4	Diversified Financials	1.4	Diversified Financials	1.7
Energy	15.5	Energy	8.5	Energy	3.2
Food & Staples Retailing	8.9	Food & Staples Retailing	3.1	Food & Staples Retailing	3.3
Food, Beverage & Tobacco	4.8	Food, Beverage & Tobacco	3.5	Food, Beverage & Tobacco	2.9
Health Care Equipment & Services	7.9	Health Care Equipment & Services	7.4	Health Care Equipment & Services	9.3
Household & Personal Products	1.5	Household & Personal Products	0.6	Household & Personal Products	0.6
Insurance	5.9	Insurance	5.8	Insurance	2.5
Materials	4.1	Materials	8.5	Materials	8.6
Media	2.9	Media	1.2	Media	1.4
Money Market Fund	8.9	Money Market Fund	25.6	Money Market Fund	16.9
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.3	Life Sciences	1.3	Life Sciences	1.2
Real Estate Investment Trusts	0.4	Real Estate	0.1	Real Estate Investment Trusts	1.5
Retailing	5.8	Real Estate Investment Trusts	1.5	Real Estate Management &
Semiconductors & Semiconductor		Real Estate Management &		Development	0.0 †
Equipment	1.2	Development	0.3	Retailing	10.8
Software & Services	4.1	Retailing	6.7	Semiconductors & Semiconductor
Technology Hardware & Equipment	5.4	Semiconductors & Semiconductor		Equipment	2.1
Telecommunication Services	3.1	Equipment	1.1	Software & Services	4.1
Transportation	1.7	Software & Services	3.9	Technology Hardware & Equipment	9.3
Utilities	3.1	Technology Hardware & Equipment	11.6	Telecommunication Services	0.8
Total Investments	109.5	Telecommunication Services	0.5	Transportation	2.4
Liabilities in Excess of Other Assets	(9.5)	Transportation	3.2	Utilities	2.9
Net Assets	100.0%	Utilities	3.8	Total Investments	117.8
		Total Investments	126.5	Liabilities in Excess of Other Assets	(17.8)
		Liabilities in Excess of Other Assets	(26.5)	Net Assets	100.0%
		Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall
				A-100 Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Capital Markets	10.5%	Automobiles & Components	5.5%	Automobiles & Components	0.4%
Commercial Banks	13.2	Banks	12.6	Banks	8.2
Consumer Finance	5.1	Capital Goods	3.2	Capital Goods	0.7
Diversified Financial Services	24.0	Consumer Durables & Apparel	3.0	Commercial & Professional Services	1.7
Insurance	43.9	Consumer Services	0.3	Consumer Durables & Apparel	3.1
Money Market Fund	0.6	Diversified Financials	3.6	Consumer Services	0.7
Paper & Forest Products	0.5	Energy	36.5	Diversified Financials	2.9
Real Estate Investment Trusts	2.5	Food & Staples Retailing	0.7	Energy	14.3
Real Estate Management &		Food, Beverage & Tobacco	3.0	Food, Beverage & Tobacco	6.4
Development	0.5	Health Care Equipment & Services	0.3	Health Care Equipment & Services	8.9
Thrifts & Mortgage Finance	0.2	Insurance	4.4	Household & Personal Products	0.3
Total Investments	101.0	Materials	7.3	Insurance	7.4
Liabilities in Excess of Other Assets	(1.0)	Media	0.9	Materials	1.6
		Money Market Fund	7.2	Media	13.1
Net Assets	100.0%	Pharmaceuticals, Biotechnology &		Money Market Fund	7.6
		Life Sciences	3.1	Pharmaceuticals, Biotechnology &
		Real Estate	0.3	Life Sciences	7.2
		Semiconductors & Semiconductor		Real Estate	1.0
		Equipment	0.5	Real Estate Investment Trusts	1.1
		Software & Services	0.3	Retailing	6.8
		Technology Hardware & Equipment	2.6	Semiconductors & Semiconductor
		Telecommunication Services	10.6	Equipment	0.7
		Transportation	0.4	Software & Services	2.5
		Utilities	1.9	Technology Hardware & Equipment	0.9
		Total Investments	108.2	Telecommunication Services	0.3
		Liabilities in Excess of Other Assets	(8.2)	Transportation	2.1
		Net Assets	100.0%	Utilities	4.5
				Total Investments	104.4
				Liabilities in Excess of Other Assets	(4.4)
				Net Assets	100.0%

† Less than 0.05%

3

SCHEDULE OF INVESTMENTS

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.6%
Automobiles & Components—2.4%
BorgWarner, Inc.*(a)	1,583	$113,374
Delphi Automotive PLC*	6,524	249,543
Ford Motor Co.(a)	167,748	2,172,337
Goodyear Tire & Rubber Co.*(a)	24,169	333,774
Harley-Davidson, Inc.	1,706	83,321
Johnson Controls, Inc.	21,148	649,244
Total Automobiles & Components		3,601,593

Banks—1.8%
BB&T Corp.	5,379	156,583
Comerica, Inc.	1,323	40,140
Fifth Third Bancorp	6,774	102,897
First Horizon National Corp.(a)	2,236	22,159
Hudson City Bancorp, Inc.	3,202	26,032
Huntington Bancshares, Inc.	6,912	44,168
KeyCorp	8,142	68,556
M&T Bank Corp.	672	66,172
People’s United Financial, Inc.	1,639	19,815
PNC Financial Services Group, Inc.	4,110	239,654
Regions Financial Corp.	12,768	90,908
SunTrust Banks, Inc.	5,773	163,664
U.S. Bancorp	10,305	329,142
Wells Fargo & Co.	38,709	1,323,074
Zions Bancorporation	1,763	37,728
Total Banks		2,730,692

Capital Goods—8.6%
3M Co.	4,730	439,180
Boeing Co.	15,539	1,171,019
Caterpillar, Inc.	10,974	983,051
Cummins, Inc.	2,473	267,950
Danaher Corp.	4,806	268,655
Deere & Co.	5,952	514,372
Dover Corp.	1,930	126,820
Eaton Corp. PLC	4,397	238,317
Emerson Electric Co.	6,779	359,016
Fastenal Co.(a)	1,027	47,951
Flowserve Corp.	481	70,611
Fluor Corp.	6,776	398,022
General Dynamics Corp.	6,965	482,466
General Electric Co.	101,864	2,138,125
Honeywell International, Inc.	8,752	555,489
Illinois Tool Works, Inc.	4,363	265,314
Ingersoll-Rand PLC	4,313	206,851
Jacobs Engineering Group, Inc.*	3,781	160,957
Joy Global, Inc.	1,283	81,830
L-3 Communications Holdings, Inc.	2,812	215,455
Lockheed Martin Corp.	7,565	698,174
Masco Corp.	6,901	114,971
Northrop Grumman Corp.(a)	5,462	369,122
PACCAR, Inc.(a)	5,924	267,824
Pall Corp.(a)	642	38,687
Parker Hannifin Corp.	2,266	192,746
Pentair Ltd.*	1,075	52,836
Precision Castparts Corp.	551	104,370
Quanta Services, Inc.*	3,346	91,312
Raytheon Co.	6,176	355,491
Rockwell Automation, Inc.	1,111	93,313
Rockwell Collins, Inc.(a)	1,209	70,328

Investments	Shares	Value
Roper Industries, Inc.	397	$44,258
Snap-On, Inc.	580	45,814
Textron, Inc.(a)	7,321	181,488
Tyco International Ltd.	8,041	235,199
United Technologies Corp.	10,066	825,513
W.W. Grainger, Inc.(a)	661	133,767
Xylem, Inc./NY	2,061	55,853
Total Capital Goods		12,962,517

Commercial & Professional Services—0.5%
Adt Corp. (The)	1,061	49,326
Avery Dennison Corp.	2,549	89,011
Cintas Corp.	1,421	58,119
Dun & Bradstreet Corp.(a)	305	23,988
Equifax, Inc.	578	31,281
Iron Mountain, Inc.	1,427	44,308
Pitney Bowes, Inc.(a)	6,864	73,033
Republic Services, Inc.	4,025	118,053
Robert Half International, Inc.(a)	1,942	61,795
Stericycle, Inc.*	298	27,795
Waste Management, Inc.(a)	5,988	202,035
Total Commercial & Professional Services		778,744

Consumer Durables & Apparel—1.2%
Coach, Inc.	1,165	64,669
D.R. Horton, Inc.	3,066	60,646
Fossil, Inc.*(a)	433	40,312
Garmin Ltd.(a)	1,008	41,147
Harman International Industries, Inc.	1,470	65,621
Hasbro, Inc.(a)	1,680	60,312
Leggett & Platt, Inc.(a)	2,025	55,121
Lennar Corp., Class A(a)	1,403	54,254
Mattel, Inc.	2,508	91,843
Newell Rubbermaid, Inc.	4,031	89,770
NIKE, Inc., Class B	7,120	367,392
Pulte Group, Inc.*	3,635	66,012
Ralph Lauren Corp., Class A	646	96,848
Stanley Black & Decker, Inc.	2,220	164,213
VF Corp.(a)	1,057	159,575
Whirlpool Corp.	2,657	270,350
Total Consumer Durables & Apparel		1,748,085

Consumer Services—1.1%
Apollo Group, Inc., Class A*(a)	3,155	66,003
Carnival Corp.	5,900	216,943
Chipotle Mexican Grill, Inc., Class A*	136	40,454
Darden Restaurants, Inc.	2,515	113,351
H&R Block, Inc.	2,202	40,891
International Game Technology(a)	2,149	30,451
Marriott International, Inc., Class A(a)	4,691	174,834
McDonald’s Corp.	4,546	401,003
Starbucks Corp.(a)	3,551	190,405
Starwood Hotels & Resorts
Worldwide, Inc.	1,665	95,504
Wyndham Worldwide Corp.	1,258	66,938
Wynn Resorts Ltd.(a)	681	76,606
Yum! Brands, Inc.	3,007	199,665
Total Consumer Services		1,713,048

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Diversified Financials—5.4%
American Express Co.	8,751	$503,007
Ameriprise Financial, Inc.	2,402	150,437
Bank of America Corp.	142,774	1,656,178
Bank of New York Mellon Corp.	8,639	222,022
BlackRock, Inc.	658	136,015
Capital One Financial Corp.	5,450	315,719
Charles Schwab Corp.	5,091	73,107
Citigroup, Inc.	34,257	1,355,207
CME Group, Inc./Il, Class A	845	42,850
Discover Financial Services	3,303	127,331
E*Trade Financial Corp.*	3,745	33,518
Franklin Resources, Inc.	830	104,331
Goldman Sachs Group, Inc.	4,505	574,658
IntercontinentalExchange, Inc.*	159	19,686
Invesco Ltd.	2,506	65,382
JPMorgan Chase & Co.	36,329	1,597,386
Legg Mason, Inc.	1,545	39,737
Leucadia National Corp.(a)	4,371	103,986
Moody’s Corp.	733	36,885
Morgan Stanley	24,073	460,276
NASDAQ OMX Group, Inc.(a)	1,889	47,244
Northern Trust Corp.(a)	1,235	61,948
NYSE Euronext	2,406	75,885
SLM Corp.	5,542	94,934
State Street Corp.	3,222	151,466
T. Rowe Price Group, Inc.	665	43,311
Total Diversified Financials		8,092,506

Energy—15.5%
Anadarko Petroleum Corp.	2,787	207,102
Apache Corp.	3,135	246,097
Baker Hughes, Inc.	7,696	314,305
Cabot Oil & Gas Corp.	329	16,364
Cameron International Corp.*	2,129	120,203
Chesapeake Energy Corp.(a)	9,861	163,890
Chevron Corp.	30,398	3,287,240
ConocoPhillips	34,585	2,005,584
Consol Energy, Inc.(a)	2,273	72,963
Denbury Resources, Inc.*	2,254	36,515
Devon Energy Corp.(a)	2,662	138,530
Diamond Offshore Drilling, Inc.(a)	637	43,291
Ensco PLC, Class A	1,056	62,600
EOG Resources, Inc.	1,373	165,845
EQT Corp.	430	25,361
Exxon Mobil Corp.	71,675	6,203,471
FMC Technologies, Inc.*(a)	2,057	88,101
Halliburton Co.	12,142	421,206
Helmerich & Payne, Inc.	799	44,752
Hess Corp.	10,623	562,594
Kinder Morgan, Inc./Delaware	3,758	132,770
Marathon Oil Corp.	7,235	221,825
Marathon Petroleum Corp.	18,009	1,134,567
Murphy Oil Corp.(a)	6,914	411,729
Nabors Industries Ltd.*	7,201	104,054
National Oilwell Varco, Inc.	4,027	275,245
Newfield Exploration Co.*	1,502	40,224
Noble Corp.	1,383	48,156
Noble Energy, Inc.	575	58,500
Occidental Petroleum Corp.	4,565	349,725
Peabody Energy Corp.(a)	4,583	121,954

Investments	Shares	Value
Phillips 66*(a)	51,309	$2,724,508
Pioneer Natural Resources Co.	431	45,940
QEP Resources, Inc.	1,371	41,500
Range Resources Corp.	307	19,289
Rowan Cos. PLC, Class A*	602	18,825
Schlumberger Ltd.	8,971	621,601
Southwestern Energy Co.*	1,183	39,524
Spectra Energy Corp.	2,777	76,034
Tesoro Corp.	10,952	482,436
Valero Energy Corp.	60,591	2,067,365
Williams Cos., Inc.	3,526	115,441
Wpx Energy, Inc.*(a)	3,211	47,780
Total Energy		23,425,006

Food & Staples Retailing—8.9%
Costco Wholesale Corp.	14,323	1,414,683
CVS Caremark Corp.	36,598	1,769,513
Kroger Co.	49,828	1,296,525
Safeway, Inc.(a)	36,077	652,633
Sysco Corp.	19,400	614,204
Walgreen Co.	28,935	1,070,884
Wal-Mart Stores, Inc.	95,462	6,513,372
Whole Foods Market, Inc.	1,816	165,855
Total Food & Staples Retailing		13,497,669

Food, Beverage & Tobacco—4.8%
Altria Group, Inc.	7,977	250,637
Archer-Daniels-Midland Co.(a)	47,548	1,302,340
Beam, Inc.	618	37,754
Brown-Forman Corp., Class B	642	40,607
Campbell Soup Co.(a)	3,180	110,950
Coca-Cola Co.	19,234	697,233
Coca-Cola Enterprises, Inc.	3,762	119,368
ConAgra Foods, Inc.	6,494	191,573
Constellation Brands, Inc., Class A*(a)	1,149	40,663
Dean Foods Co.*	11,495	189,782
Dr Pepper Snapple Group, Inc.	1,995	88,139
General Mills, Inc.	5,843	236,116
H.J. Heinz Co.	2,883	166,291
Hershey Co.	1,303	94,103
Hormel Foods Corp.	3,872	120,845
J.M. Smucker Co.(a)	926	79,858
Kellogg Co.	3,612	201,730
Kraft Foods Group, Inc.	5,903	268,409
Lorillard, Inc.	576	67,202
McCormick & Co., Inc.	916	58,194
Molson Coors Brewing Co., Class B(a)	1,308	55,969
Mondelez International, Inc., Class A	30,935	787,914
Monster Beverage Corp.*(a)	560	29,613
PepsiCo, Inc.	13,971	956,036
Philip Morris International, Inc.	5,470	457,511
Reynolds American, Inc.(a)	2,937	121,680
Tyson Foods, Inc., Class A	25,255	489,947
Total Food, Beverage & Tobacco		7,260,464

Health Care Equipment & Services—7.9%
Aetna, Inc.	11,385	527,125
AmerisourceBergen Corp., Class A(a)	27,424	1,184,168
Baxter International, Inc.	3,140	209,312
Becton Dickinson & Co.	1,485	116,112
Boston Scientific Corp.*	18,840	107,953

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services (continued)
C.R. Bard, Inc.	447	$43,690
Cardinal Health, Inc.	38,046	1,566,734
CareFusion Corp.*	1,900	54,302
Cerner Corp.*	482	37,422
CIGNA Corp.	7,495	400,683
Coventry Health Care, Inc.	4,614	206,846
Covidien PLC	3,082	177,955
DaVita, Inc.*	1,022	112,962
DENTSPLY International, Inc.	1,072	42,462
Edwards Lifesciences Corp.*(a)	294	26,510
Express Scripts Holding Co.*	21,653	1,169,262
Hospira, Inc.*	1,857	58,013
Humana, Inc.	8,465	580,953
Intuitive Surgical, Inc.*	60	29,422
Laboratory Corp. of America Holdings*	953	82,549
McKesson Corp.	18,186	1,763,315
Medtronic, Inc.	5,621	230,573
Patterson Cos., Inc.	1,524	52,166
Quest Diagnostics, Inc.	1,870	108,965
St. Jude Medical, Inc.(a)	2,276	82,255
Stryker Corp.	2,266	124,222
Tenet Healthcare Corp.*	4,081	132,510
UnitedHealth Group, Inc.	29,391	1,594,168
Varian Medical Systems, Inc.*	580	40,739
WellPoint, Inc.	15,239	928,360
Zimmer Holdings, Inc.	971	64,727
Total Health Care Equipment & Services		11,856,435
Household & Personal Products—1.5%
Avon Products, Inc.	10,887	156,337
Clorox Co.	1,065	77,979
Colgate-Palmolive Co.	2,379	248,700
Estee Lauder Cos., Inc., Class A	2,345	140,372
Kimberly-Clark Corp.(a)	3,660	309,014
Mead Johnson Nutrition Co., Class A(a)	865	56,995
Procter & Gamble Co.	18,157	1,232,679
Total Household & Personal Products		2,222,076
Insurance—5.9%
ACE Ltd.	3,253	259,589
Aflac, Inc.(a)	6,823	362,438
Allstate Corp.	12,018	482,763
American International Group, Inc.*	30,081	1,061,859
AON PLC	2,992	166,355
Assurant, Inc.	3,548	123,116
Berkshire Hathaway, Inc., Class B*	25,681	2,303,586
Chubb Corp.	2,658	200,200
Cincinnati Financial Corp.	1,487	58,231
Genworth Financial, Inc., Class A*	20,474	153,760
Hartford Financial Services Group, Inc.	16,045	360,050
Lincoln National Corp.	6,380	165,242
Loews Corp.	5,171	210,718
Marsh & McLennan Cos., Inc.	5,057	174,315
MetLife, Inc.	30,224	995,579
Principal Financial Group, Inc.	4,743	135,270
Progressive Corp.(a)	11,420	240,962
Prudential Financial, Inc.	14,121	753,073
Torchmark Corp.	1,001	51,722
Travelers Cos., Inc.	5,188	372,602
Unum Group	7,414	154,359
XL Group PLC, Class A	4,201	105,277
Total Insurance		8,891,066

Investments	Shares	Value
Materials—4.1%
Air Products & Chemicals, Inc.	1,706	$143,338
Airgas, Inc.(a)	754	68,833
Alcoa, Inc.	40,921	355,194
Allegheny Technologies, Inc.	2,599	78,906
Ball Corp.	2,892	129,417
Bemis Co., Inc.	2,308	77,226
CF Industries Holdings, Inc.	459	93,250
Cliffs Natural Resources, Inc.(a)	2,528	97,480
Dow Chemical Co.	26,105	843,714
E.I. du Pont de Nemours & Co.	12,608	566,982
Eastman Chemical Co.	1,731	117,794
Ecolab, Inc.	2,202	158,324
FMC Corp.	937	54,833
Freeport-McMoRan Copper &
Gold, Inc.	7,730	264,366
International Flavors &
Fragrances, Inc.(a)	619	41,188
International Paper Co.	10,362	412,822
LyondellBasell Industries NV, Class A	12,421	709,115
MeadWestvaco Corp.	2,740	87,324
Monsanto Co.	2,213	209,460
Mosaic Co. (The)	2,988	169,210
Newmont Mining Corp.	3,450	160,218
Nucor Corp.	6,778	292,674
Owens-Illinois, Inc.*	5,010	106,563
PPG Industries, Inc.	1,707	231,042
Praxair, Inc.	1,539	168,444
Sealed Air Corp.	6,792	118,928
Sigma-Aldrich Corp.	524	38,556
United States Steel Corp.(a)	11,959	285,461
Vulcan Materials Co.	720	37,476
Weyerhaeuser Co.	3,561	99,067
Total Materials		6,217,205

Media—2.9%
Cablevision Systems Corp., Class A(a)	6,697	100,053
CBS Corp., Class B	5,956	226,626
Comcast Corp., Class A	24,120	901,606
DIRECTV*	8,461	424,404
Discovery Communications, Inc.,
Class A*	1,052	66,781
Gannett Co., Inc.(a)	4,152	74,778
Interpublic Group of Cos., Inc.	9,234	101,759
McGraw-Hill Cos., Inc.	1,730	94,579
News Corp., Class A	20,202	515,959
Omnicom Group, Inc.	4,148	207,234
Scripps Networks Interactive, Inc.,
Class A	569	32,956
Time Warner Cable, Inc.	3,247	315,576
Time Warner, Inc.	8,971	429,083
Viacom, Inc., Class B	4,055	213,861
Walt Disney Co.	12,475	621,130
Washington Post Co., Class B	164	59,894
Total Media		4,386,279

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
Abbott Laboratories	8,973	587,732
Abbvie, Inc.*	387	13,220
Alexion Pharmaceuticals, Inc.*	163	15,291
Allergan, Inc.	915	83,933

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Amgen, Inc.	2,828	$244,113
Biogen IDEC, Inc.*	533	78,175
Bristol-Myers Squibb Co.	8,616	280,795
Celgene Corp.*	996	78,405
Eli Lilly & Co.	6,894	340,012
Forest Laboratories, Inc.*	1,937	68,415
Gilead Sciences, Inc.*	1,854	136,176
Johnson & Johnson	13,870	972,287
Life Technologies Corp.*	1,106	54,283
Merck & Co., Inc.	16,286	666,749
Mylan, Inc.*	3,551	97,581
PerkinElmer, Inc.	973	30,883
Perrigo Co.(a)	440	45,773
Pfizer, Inc.	35,868	899,569
Thermo Fisher Scientific, Inc.	2,852	181,901
Waters Corp.*	310	27,007
Watson Pharmaceuticals, Inc.*	955	82,130
Total Pharmaceuticals, Biotechnology &
Life Sciences		4,984,430

Real Estate Investment Trusts—0.3%
American Tower Corp.	547	42,267
Apartment Investment &
Management Co., Class A	616	16,669
AvalonBay Communities, Inc.	116	15,728
Boston Properties, Inc.	261	27,616
Equity Residential	576	32,642
HCP, Inc.(a)	621	28,057
Health Care REIT, Inc.	445	27,274
Host Hotels & Resorts, Inc.(a)	4,980	78,037
Kimco Realty Corp.	721	13,930
Plum Creek Timber Co., Inc.	437	19,390
ProLogis, Inc.	841	30,688
Public Storage	189	27,397
Simon Property Group, Inc.	448	70,824
Ventas, Inc.	563	36,437
Vornado Realty Trust	536	42,923
Total Real Estate Investment Trusts		509,879

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A*(a)	4,669	92,913

Retailing—5.8%
Abercrombie & Fitch Co., Class A	1,236	59,291
Amazon.com, Inc.*	3,299	828,511
AutoNation, Inc.*(a)	5,730	227,481
AutoZone, Inc.*	351	124,405
Bed Bath & Beyond, Inc.*	2,287	127,866
Best Buy Co., Inc.(a)	63,134	748,138
Big Lots, Inc.*(a)	2,634	74,964
CarMax, Inc.*	4,172	156,617
Dollar General Corp.*	4,844	213,572
Dollar Tree, Inc.*(a)	2,409	97,709
Expedia, Inc.	940	57,763
Family Dollar Stores, Inc.	2,102	133,288
Gamestop Corp., Class A(a)	5,213	130,794
Gap, Inc.(a)	6,760	209,830
Genuine Parts Co.	2,998	190,613
Home Depot, Inc.	16,723	1,034,318
JC Penney Co., Inc.(a)	12,482	246,020
Kohl’s Corp.	6,251	268,668

Investments	Shares	Value
Lowe’s Cos., Inc.	20,766	$737,608
Ltd. Brands, Inc.	3,175	149,415
Macy’s, Inc.	9,947	388,132
Netflix, Inc.*(a)	560	51,957
Nordstrom, Inc.(a)	2,963	158,520
O’Reilly Automotive, Inc.*	990	88,526
PetSmart, Inc.	1,254	85,698
priceline.com, Inc.*	120	74,544
Ross Stores, Inc.	2,308	124,978
Sherwin-Williams Co.(a)	930	143,053
Staples, Inc.(a)	30,568	348,475
Target Corp.	16,726	989,677
Tiffany & Co.(a)	896	51,377
TJX Cos., Inc.	7,839	332,766
Tripadvisor, Inc.*	248	10,406
Urban Outfitters, Inc.*	892	35,109
Total Retailing		8,700,089

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.*(a)	35,136	84,326
Altera Corp.	774	26,657
Analog Devices, Inc.	957	40,251
Applied Materials, Inc.	12,150	138,996
Broadcom Corp., Class A	3,472	115,305
First Solar, Inc.*	1,329	41,039
Intel Corp.	37,876	781,382
KLA-Tencor Corp.	984	46,996
Lam Research Corp.*	1,089	39,346
Linear Technology Corp.	563	19,311
LSI Corp.*	5,091	36,044
Microchip Technology, Inc.(a)	652	21,249
Micron Technology, Inc.*	18,328	116,383
NVIDIA Corp.	4,618	56,755
Teradyne, Inc.*	1,518	25,639
Texas Instruments, Inc.	6,308	195,170
Xilinx, Inc.	935	33,566
Total Semiconductors &
Semiconductor Equipment		1,818,415

Software & Services—4.1%
Accenture PLC, Class A	6,262	416,423
Adobe Systems, Inc.*	1,718	64,734
Akamai Technologies, Inc.*	470	19,228
Autodesk, Inc.*	888	31,391
Automatic Data Processing, Inc.	2,691	153,414
BMC Software, Inc.*	769	30,499
CA, Inc.	3,148	69,193
Citrix Systems, Inc.*	552	36,294
Cognizant Technology Solutions Corp.,
Class A*	1,433	106,114
Computer Sciences Corp.	5,924	237,256
eBay, Inc.*	3,900	198,978
Electronic Arts, Inc.*	3,986	57,917
Fidelity National Information
Services, Inc.	2,473	86,085
Fiserv, Inc.*	837	66,148
Google, Inc., Class A*	982	696,601
International Business Machines Corp.	7,976	1,527,803
Intuit, Inc.	984	58,548
Mastercard, Inc., Class A	220	108,082
Microsoft Corp.	39,741	1,062,277

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Software & Services (continued)
Oracle Corp.	16,121	$537,152
Paychex, Inc.	989	30,797
Red Hat, Inc.*(a)	308	16,312
SAIC, Inc.	13,762	155,786
Salesforce.com, Inc.*(a)	183	30,762
Symantec Corp.*	5,367	100,953
Total System Services, Inc.	1,263	27,053
VeriSign, Inc.*(a)	328	12,733
Visa, Inc., Class A	1,004	152,186
Western Union Co.	6,152	83,729
Yahoo!, Inc.*	3,766	74,943
Total Software & Services		6,249,391

Technology Hardware & Equipment—5.4%
Agilent Technologies, Inc.	2,496	102,186
Amphenol Corp., Class A	938	60,689
Apple, Inc.	4,204	2,240,858
Cisco Systems, Inc.	33,440	657,096
Corning, Inc.	9,022	113,858
Dell, Inc.	87,456	885,929
EMC Corp.*	12,193	308,483
F5 Networks, Inc.*	205	19,916
FLIR Systems, Inc.(a)	981	21,886
Harris Corp.	1,714	83,918
Hewlett-Packard Co.	126,620	1,804,335
Jabil Circuit, Inc.	13,680	263,887
JDS Uniphase Corp.*	1,923	26,037
Juniper Networks, Inc.*	3,203	63,003
Molex, Inc.(a)	1,935	52,884
Motorola Solutions, Inc.	2,341	130,347
NetApp, Inc.*	2,582	86,626
QUALCOMM, Inc.	4,365	270,717
SanDisk Corp.*	1,725	75,141
Seagate Technology PLC	6,534	199,156
TE Connectivity Ltd.	5,506	204,383
Teradata Corp.*	618	38,248
Western Digital Corp.(a)	3,655	155,301
Xerox Corp.	47,217	322,020
Total Technology Hardware & Equipment		8,186,904

Telecommunication Services—3.1%
AT&T, Inc.	55,815	1,881,524
CenturyLink, Inc.	6,896	269,772
Crown Castle International Corp.*	479	34,565
Frontier Communications Corp.(a)	16,793	71,874
MetroPCS Communications, Inc.*(a)	7,542	74,967
Sprint Nextel Corp.*	95,433	541,105
Verizon Communications, Inc.	39,135	1,693,371
Windstream Corp.(a)	9,771	80,904
Total Telecommunication Services		4,648,082

Transportation—1.7%
CH Robinson Worldwide, Inc.	2,559	161,780
CSX Corp.	8,780	173,229
Expeditors International of
Washington, Inc.	2,234	88,355
FedEx Corp.	6,733	617,551
Norfolk Southern Corp.	2,667	164,927
Ryder System, Inc.	1,817	90,723

Investments	Shares	Value
Southwest Airlines Co.(a)	23,958	$245,330
Union Pacific Corp.	2,456	308,768
United Parcel Service, Inc., Class B(a)	10,561	778,663
Total Transportation		2,629,326

Utilities—3.1%
AES Corp.	4,230	259,261
AGL Resources, Inc.(a)	1,293	51,681
Ameren Corp.	3,410	104,755
American Electric Power Co., Inc.	5,047	215,406
CenterPoint Energy, Inc.	5,621	108,204
CMS Energy Corp.	3,753	91,498
Consolidated Edison, Inc.(a)	3,229	179,339
Dominion Resources, Inc.	3,768	195,182
DTE Energy Co.	2,112	126,826
Duke Energy Corp.	3,970	253,286
Edison International	4,241	191,651
Entergy Corp.	2,395	152,681
Exelon Corp.	10,458	311,021
FirstEnergy Corp.	5,787	241,665
Integrys Energy Group, Inc.	1,150	60,053
NextEra Energy, Inc.	3,105	214,835
NiSource, Inc.	3,112	77,458
Northeast Utilities	2,131	83,279
NRG Energy, Inc.	5,539	127,342
Oneok, Inc.	4,461	190,708
Pepco Holdings, Inc.(a)	3,904	76,557
PG&E Corp.	5,384	216,329
Pinnacle West Capital Corp.	939	47,870
PPL Corp.	6,773	193,911
Public Service Enterprise Group, Inc.	4,839	148,073
SCANA Corp.	1,312	59,880
Sempra Energy	1,971	139,823
Southern Co.	5,671	242,775
TECO Energy, Inc.	2,751	46,107
Wisconsin Energy Corp.	1,695	62,461
Xcel Energy, Inc.	5,508	147,119
Total Utilities		4,617,036

Total Common Stocks
(Cost $127,732,507)		151,819,850
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—8.9%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(b)
(Cost $13,437,616)	13,437,616	13,437,616

Total Investments—109.5%
(Cost $141,170,123)		165,257,466
Liabilities in Excess of Other Assets—(9.5)%		(14,272,178)
Net Assets—100.0%		$150,985,288

REIT – Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,303,059; cash collateral of $13,437,616 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF INVESTMENTS

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.9%
Automobiles & Components—0.3%
Gentex Corp.(a)	5,193	$97,732
Thor Industries, Inc.(a)	7,037	263,395
Total Automobiles & Components		361,127

Banks—1.9%
Associated Banc-Corp.	6,719	88,153
Astoria Financial Corp.	6,192	57,957
BancorpSouth, Inc.(a)	4,601	66,899
Bank of Hawaii Corp.(a)	1,202	52,948
Cathay General Bancorp	2,254	43,953
City National Corp.(a)	2,096	103,794
Commerce Bancshares, Inc.(a)	2,667	93,505
Cullen/Frost Bankers, Inc.(a)	1,443	78,312
East West Bancorp, Inc.	4,276	91,891
First Niagara Financial Group, Inc.	16,766	132,954
FirstMerit Corp.(a)	4,564	64,763
Fulton Financial Corp.	7,807	75,025
Hancock Holding Co.(a)	2,770	87,920
International Bancshares Corp.	2,669	48,175
New York Community
Bancorp, Inc.(a)	14,107	184,802
Prosperity Bancshares, Inc.(a)	940	39,480
Signature Bank*(a)	831	59,284
SVB Financial Group*	1,414	79,142
Synovus Financial Corp.	47,361	116,034
TCF Financial Corp.(a)	9,861	119,811
Trustmark Corp.(a)	2,095	47,054
Valley National Bancorp	7,164	66,625
Washington Federal, Inc.(a)	3,330	56,177
Webster Financial Corp.	3,610	74,186
Westamerica Bancorporation(a)	522	22,232
Total Banks		1,951,076

Capital Goods—14.3%
Acuity Brands, Inc.	2,495	168,986
Aecom Technology Corp.*(a)	30,062	715,476
AGCO Corp.*	17,563	862,695
Alliant Techsystems, Inc.(a)	6,456	400,014
AMETEK, Inc.	7,613	286,020
BE Aerospace, Inc.*	5,259	259,795
Carlisle Cos., Inc.(a)	5,368	315,424
CLARCOR, Inc.	2,142	102,345
Crane Co.(a)	5,088	235,473
Donaldson Co., Inc.	6,549	215,069
Esterline Technologies Corp.*	2,673	170,030
Exelis, Inc.(a)	42,754	481,838
Fortune Brands Home &
Security, Inc.*(a)	10,302	301,024
Gardner Denver, Inc.(a)	2,755	188,717
GATX Corp.	2,684	116,217
General Cable Corp.*(a)	16,683	507,330
Graco, Inc.	1,640	84,444
Granite Construction, Inc.	5,400	181,548
Harsco Corp.(a)	11,821	277,794
Hubbell, Inc., Class B	3,194	270,308
Huntington Ingalls Industries, Inc.(a)	13,745	595,708
IDEX Corp.(a)	3,717	172,952
ITT Corp.(a)	13,231	310,399
KBR, Inc.(a)	23,100	691,152

Investments	Shares	Value
Kennametal, Inc.	5,822	$232,880
Lennox International, Inc.(a)	5,189	272,526
Lincoln Electric Holdings, Inc.	5,205	253,379
MSC Industrial Direct Co., Inc.,
Class A	2,664	200,812
Nordson Corp.	1,844	116,393
Oshkosh Corp.*(a)	24,443	724,735
Regal-Beloit Corp.	3,948	278,216
Shaw Group, Inc.*(a)	11,493	535,689
SPX Corp.(a)	7,079	496,592
Terex Corp.*(a)	24,826	697,859
Timken Co.(a)	9,617	459,981
Trinity Industries, Inc.	9,395	336,529
Triumph Group, Inc.	4,507	294,307
United Rentals, Inc.*(a)	7,094	322,919
URS Corp.(a)	22,897	898,936
Valmont Industries, Inc.	1,993	272,144
Wabtec Corp.	2,297	201,079
Watsco, Inc.	3,875	290,238
Woodward, Inc.(a)	4,288	163,501
Total Capital Goods		14,959,473

Commercial & Professional Services—4.6%
Brink’s Co.(a)	11,841	337,824
Clean Harbors, Inc.*	3,634	199,906
Copart, Inc.*	2,664	78,588
Corporate Executive Board Co.(a)	1,008	47,840
Corrections Corp. of America(a)	4,380	155,359
Deluxe Corp.(a)	4,130	133,151
FTI Consulting, Inc.*	4,203	138,699
Herman Miller, Inc.	7,155	153,260
HNI Corp.(a)	5,856	176,031
Manpower, Inc.	43,374	1,840,793
Mine Safety Appliances Co.	2,488	106,262
Monster Worldwide, Inc.*	13,874	77,972
R.R. Donnelley & Sons Co.(a)	96,177	865,593
Rollins, Inc.	4,913	108,282
Towers Watson & Co., Class A	5,165	290,325
Waste Connections, Inc.	4,211	142,290
Total Commercial & Professional Services		4,852,175

Consumer Durables & Apparel—3.8%
Carter’s, Inc.*	3,739	208,075
Deckers Outdoor Corp.*(a)	3,451	138,972
Hanesbrands, Inc.*	11,072	396,599
Jarden Corp.*	11,262	582,245
KB Home(a)	7,717	121,929
MDC Holdings, Inc.	2,495	91,716
Mohawk Industries, Inc.*(a)	6,051	547,434
NVR, Inc.*(a)	277	254,840
Polaris Industries, Inc.	3,253	273,740
PVH Corp.	4,572	507,538
Tempur-Pedic International, Inc.*(a)	3,981	125,362
Toll Brothers, Inc.*	4,604	148,847
Tupperware Brands Corp.	3,465	222,107
Under Armour, Inc., Class A*(a)	3,099	150,394
Warnaco Group, Inc.*	2,957	211,633
Total Consumer Durables & Apparel		3,981,431

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Consumer Services—2.0%
Bally Technologies, Inc.*(a)	1,610	$71,983
Bob Evans Farms, Inc.(a)	3,533	142,027
Brinker International, Inc.(a)	7,812	242,094
Cheesecake Factory, Inc.(a)	4,772	156,140
DeVry, Inc.(a)	7,596	180,253
International Speedway Corp.,
Class A(a)	1,950	53,859
Life Time Fitness, Inc.*(a)	1,994	98,125
Matthews International Corp., Class A	2,461	78,998
Panera Bread Co., Class A*	1,079	171,378
Regis Corp.(a)	11,470	194,072
Scientific Games Corp., Class A*	9,491	82,287
Service Corp. International	14,372	198,477
Sotheby’s(a)	1,984	66,702
Strayer Education, Inc.(a)	874	49,093
Wendy’s Co. (The)(a)	45,503	213,864
WMS Industries, Inc.*	3,623	63,402
Total Consumer Services		2,062,754

Diversified Financials—1.4%
Affiliated Managers Group, Inc.*(a)	1,168	152,015
Apollo Investment Corp.	1,011	8,452
CBOE Holdings, Inc.	1,512	44,544
Eaton Vance Corp.(a)	3,368	107,271
Federated Investors, Inc., Class B	5,380	108,837
Greenhill & Co., Inc.(a)	485	25,215
Janus Capital Group, Inc.(a)	8,823	75,172
Jefferies Group, Inc.	17,289	321,057
MSCI, Inc., Class A*	2,634	81,628
Raymond James Financial, Inc.(a)	8,143	313,750
SEI Investments Co.	3,683	85,961
Waddell & Reed Financial, Inc., Class A	3,025	105,330
Total Diversified Financials		1,429,232

Energy—8.5%
Alpha Natural Resources, Inc.*(a)	69,012	672,177
Arch Coal, Inc.(a)	51,295	375,479
Atwood Oceanics, Inc.*	1,347	61,679
Bill Barrett Corp.*	3,442	61,233
CARBO Ceramics, Inc.	702	54,995
Cimarex Energy Co.	2,427	140,111
Dresser-Rand Group, Inc.*(a)	4,205	236,069
Dril-Quip, Inc.*(a)	877	64,065
Forest Oil Corp.*	8,717	58,317
Helix Energy Solutions Group, Inc.*	6,569	135,584
Hollyfrontier Corp.	37,778	1,758,566
Northern Oil and Gas, Inc.*(a)	1,383	23,262
Oceaneering International, Inc.	4,253	228,769
Oil States International, Inc.*	5,371	384,241
Patterson-UTI Energy, Inc.(a)	13,026	242,674
Plains Exploration & Production Co.*	4,208	197,524
Quicksilver Resources, Inc.*	18,114	51,806
Rosetta Resources, Inc.*	1,120	50,803
SM Energy Co.(a)	2,584	134,911
Superior Energy Services, Inc.*	16,331	338,378
Tidewater, Inc.	1,925	86,009
Unit Corp.*	2,542	114,517
World Fuel Services Corp.	82,069	3,378,781
Total Energy		8,849,950

Investments	Shares	Value
Food & Staples Retailing—3.1%
Harris Teeter Supermarkets, Inc.(a)	10,203	$393,428
SUPERVALU, Inc.(a)	984,892	2,432,683
United Natural Foods, Inc.*(a)	8,087	433,382
Total Food & Staples Retailing		3,259,493

Food, Beverage & Tobacco—3.5%
Flowers Foods, Inc.(a)	10,814	251,642
Green Mountain Coffee
Roasters, Inc.*	7,625	315,370
Hillshire Brands Co.	18,750	527,625
Ingredion, Inc.	8,638	556,546
Lancaster Colony Corp.	1,425	98,596
Post Holdings, Inc.*	2,432	83,296
Ralcorp Holdings, Inc.*(a)	4,471	400,825
Smithfield Foods, Inc.*(a)	51,776	1,116,808
Tootsie Roll Industries, Inc.(a)	1,839	47,667
Universal Corp.(a)	4,325	215,861
Total Food, Beverage & Tobacco		3,614,236

Health Care Equipment & Services—7.4%
Allscripts Healthcare Solutions, Inc.*	12,237	115,273
Community Health Systems, Inc.	39,105	1,202,088
Cooper Cos., Inc.(a)	1,316	121,704
Health Management Associates, Inc.,
Class A*(a)	56,303	524,744
Health Net, Inc.*(a)	39,551	961,089
Henry Schein, Inc.*(a)	9,557	768,956
Hill-Rom Holdings, Inc.	5,015	142,927
HMS Holdings Corp.*(a)	1,493	38,699
Hologic, Inc.*(a)	8,129	162,824
IDEXX Laboratories, Inc.*(a)	1,179	109,411
LifePoint Hospitals, Inc.*(a)	7,430	280,482
Masimo Corp.	2,041	42,881
Mednax, Inc.*(a)	1,901	151,168
Omnicare, Inc.(a)	15,049	543,269
Owens & Minor, Inc.(a)	27,047	771,110
ResMed, Inc.(a)	2,800	116,396
STERIS Corp.(a)	3,588	124,611
Teleflex, Inc.	1,934	137,914
Thoratec Corp.*(a)	1,096	41,122
Universal Health Services, Inc.,
Class B	12,308	595,092
VCA Antech, Inc.*(a)	6,949	146,276
WellCare Health Plans, Inc.*	12,741	620,359
Total Health Care Equipment & Services		7,718,395

Household & Personal Products—0.6%
Church & Dwight Co., Inc.(a)	4,690	251,243
Energizer Holdings, Inc.	5,048	403,739
Total Household & Personal Products		654,982

Insurance—5.8%
Alleghany Corp.*	957	320,997
American Financial Group, Inc.(a)	11,345	448,354
Arthur J. Gallagher & Co.(a)	6,042	209,355
Aspen Insurance Holdings Ltd.	6,036	193,635
Brown & Brown, Inc.	3,845	97,894
Everest Re Group Ltd.	4,076	448,156
Fidelity National Financial, Inc.,
Class A	23,805	560,608

The accompanying notes are an integral part of these financial statements.

10

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Insurance (continued)
First American Financial Corp.	15,713	$378,526
Hanover Insurance Group, Inc.	10,461	405,259
HCC Insurance Holdings, Inc.	5,858	217,976
Kemper Corp.(a)	7,376	217,592
Mercury General Corp.(a)	6,046	239,966
Old Republic International Corp.(a)	40,896	435,542
Protective Life Corp.(a)	11,043	315,609
Reinsurance Group of America, Inc.,
Class A	15,463	827,580
StanCorp Financial Group, Inc.(a)	6,978	255,883
W.R. Berkley Corp.	12,556	473,864
Total Insurance		6,046,796

Materials—8.5%
Albemarle Corp.	3,923	243,697
Aptargroup, Inc.	4,221	201,426
Ashland, Inc.	8,947	719,428
Cabot Corp.	7,256	288,716
Carpenter Technology Corp.	3,193	164,855
Commercial Metals Co.(a)	48,314	717,946
Compass Minerals
International, Inc.(a)	1,135	84,796
Cytec Industries, Inc.(a)	2,993	206,008
Domtar Corp.	5,918	494,271
Greif, Inc., Class A(a)	8,460	376,470
Intrepid Potash, Inc.	1,839	39,152
Louisiana-Pacific Corp.*	7,442	143,780
Martin Marietta Materials, Inc.(a)	1,808	170,458
Minerals Technologies, Inc.	2,322	92,694
NewMarket Corp.	742	194,553
Olin Corp.	8,494	183,386
Packaging Corp. of America	6,479	249,247
Reliance Steel & Aluminum Co.	12,414	770,909
Rock-Tenn Co., Class A	11,779	823,470
Royal Gold, Inc.	299	24,312
RPM International, Inc.	10,970	322,079
Scotts Miracle-Gro Co., Class A	5,761	253,772
Sensient Technologies Corp.(a)	3,509	124,780
Silgan Holdings, Inc.(a)	7,341	305,312
Sonoco Products Co.	13,971	415,358
Steel Dynamics, Inc.	47,257	648,839
Valspar Corp.	5,787	361,109
Worthington Industries, Inc.	8,679	225,567
Total Materials		8,846,390
Media—1.2%
AMC Networks, Inc., Class A*	2,352	116,424
Cinemark Holdings, Inc.(a)	8,100	210,438
DreamWorks Animation SKG, Inc.,
Class A*(a)	3,721	61,657
John Wiley & Sons, Inc., Class A	4,187	163,000
Lamar Advertising Co., Class A*(a)	2,575	99,781
Meredith Corp.(a)	3,403	117,233
New York Times Co., Class A*	20,936	178,584
Scholastic Corp.(a)	6,057	179,045
Valassis Communications, Inc.(a)	7,173	184,920
Total Media		1,311,082

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Bio-Rad Laboratories, Inc., Class A*	1,760	$184,888
Charles River Laboratories
International, Inc.*	2,670	100,045
Covance, Inc.*(a)	3,505	202,484
Endo Health Solutions Inc.*	10,202	268,006
Mettler-Toledo International, Inc.*(a)	1,146	221,522
Regeneron Pharmaceuticals, Inc.*(a)	545	93,233
Techne Corp.	395	26,994
United Therapeutics Corp.*(a)	1,485	79,329
Vertex Pharmaceuticals, Inc.*	3,581	150,187
Total Pharmaceuticals, Biotechnology &
Life Sciences		1,326,688

Real Estate—0.1%
Alexander & Baldwin, Inc.*	2,980	87,523

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc.(a)	749	51,921
American Campus Communities, Inc.	865	39,902
BioMed Realty Trust, Inc., Class A(a)	2,258	43,647
BRE Properties, Inc.	691	35,124
Camden Property Trust(a)	975	66,505
Corporate Office Properties Trust	1,929	48,186
Duke Realty Corp.	7,287	101,071
Equity One, Inc.	1,372	28,826
Essex Property Trust, Inc.	393	57,633
Federal Realty Investment Trust	574	59,707
Highwoods Properties, Inc.	1,382	46,228
Home Properties, Inc.(a)	941	57,693
Hospitality Properties Trust	4,848	113,540
Liberty Property Trust	1,683	60,201
Macerich Co.(a)	1,288	75,090
Mack-Cali Realty Corp.(a)	2,420	63,186
National Retail Properties, Inc.(a)	926	28,891
Omega Healthcare Investors, Inc.	1,253	29,884
Potlatch Corp.	1,131	44,324
Rayonier, Inc.(a)	2,638	136,728
Realty Income Corp.	995	40,009
Regency Centers Corp.	961	45,282
Senior Housing Properties Trust	2,251	53,214
SL Green Realty Corp.	1,578	120,954
Taubman Centers, Inc.	820	64,550
UDR, Inc.	2,753	65,466
Weingarten Realty Investors	1,645	44,037
Total Real Estate Investment Trusts		1,621,799

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	3,985	334,501

Retailing—6.7%
Aaron’s, Inc.	6,734	190,438
Advance Auto Parts, Inc.	7,567	547,472
Aeropostale, Inc.*	15,014	195,332
American Eagle Outfitters, Inc.	12,627	258,980
ANN, Inc.*	5,575	188,658
Ascena Retail Group, Inc.*	14,509	268,271
Barnes & Noble, Inc.*(a)	40,715	614,389
Cabela’s, Inc.*(a)	6,374	266,114
Chico’s FAS, Inc.(a)	9,762	180,207
Dick’s Sporting Goods, Inc.(a)	9,798	445,711
Foot Locker, Inc.	14,615	469,434

The accompanying notes are an integral part of these financial statements.

11

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Retailing (continued)
Guess?, Inc.(a)	9,173	$225,105
HSN, Inc.(a)	5,214	287,187
LKQ Corp.*(a)	16,855	355,641
Office Depot, Inc.*(a)	305,030	1,000,498
Rent-A-Center, Inc., Class A(a)	7,457	256,223
Saks, Inc.*(a)	24,047	252,734
Signet Jewelers Ltd.	5,773	308,278
Tractor Supply Co.	4,644	410,344
Williams-Sonoma, Inc.(a)	7,193	314,838
Total Retailing		7,035,854

Semiconductors & Semiconductor Equipment—1.1%
Atmel Corp.*(a)	21,045	137,845
Cree, Inc.*(a)	2,790	94,804
Cypress Semiconductor Corp.(a)	6,516	70,634
Fairchild Semiconductor
International, Inc., Class A*	8,651	124,574
Integrated Device Technology, Inc.*(a)	6,904	50,399
International Rectifier Corp.*(a)	5,460	96,806
Intersil Corp., Class A(a)	6,794	56,322
MEMC Electronic Materials, Inc.*	69,876	224,302
RF Micro Devices, Inc.*	17,053	76,397
Semtech Corp.*(a)	1,522	44,062
Silicon Laboratories, Inc.*	1,104	46,158
Skyworks Solutions, Inc.*(a)	6,516	132,275
Total Semiconductors & Semiconductor
Equipment		1,154,578

Software & Services—3.9%
ACI Worldwide, Inc.*	1,200	52,428
Acxiom Corp.*(a)	5,509	96,187
Advent Software, Inc.*	1,396	29,847
Alliance Data Systems Corp.*(a)	2,179	315,432
ANSYS, Inc.*	992	66,801
AOL, Inc.	6,186	183,167
Broadridge Financial Solutions, Inc.	8,590	196,539
Cadence Design Systems, Inc.*(a)	8,510	114,970
Compuware Corp.*(a)	8,066	87,677
Concur Technologies, Inc.*(a)	525	35,448
Convergys Corp.	11,088	181,954
CoreLogic, Inc.*	4,858	130,777
DST Systems, Inc.(a)	3,627	219,796
Equinix, Inc.*	873	180,013
Factset Research Systems, Inc.(a)	837	73,706
Fair Isaac Corp.	1,368	57,497
Gartner, Inc.*(a)	2,971	136,725
Global Payments, Inc.	4,119	186,591
Informatica Corp.*(a)	2,265	68,675
Jack Henry & Associates, Inc.	2,252	88,414
Lender Processing Services, Inc.	7,137	175,713
Mantech International Corp.,
Class A(a)	8,891	230,633
Mentor Graphics Corp.*	5,227	88,964
MICROS Systems, Inc.*	2,223	94,344
NeuStar, Inc., Class A*(a)	1,601	67,130
Parametric Technology Corp.*(a)	4,846	109,083
Rackspace Hosting, Inc.*	1,522	113,039
Rovi Corp.*	3,770	58,171
Solarwinds, Inc.*	413	21,662
Solera Holdings, Inc.	1,267	67,747

Investments	Shares	Value
Synopsys, Inc.*	4,649	$148,024
TIBCO Software, Inc.*	4,260	93,763
ValueClick, Inc.*(a)	2,928	56,833
VeriFone Systems, Inc.*	5,337	158,402
Wex, Inc.*	693	52,231
Total Software & Services		4,038,383

Technology Hardware & Equipment—11.6%
ADTRAN, Inc.	2,849	55,669
Arrow Electronics, Inc.*(a)	49,236	1,874,907
Avnet, Inc.*(a)	73,419	2,247,356
Ciena Corp.*(a)	10,135	159,120
Diebold, Inc.	8,608	263,491
Ingram Micro, Inc., Class A*(a)	187,460	3,171,823
InterDigital, Inc./Pa(a)	1,343	55,197
Itron, Inc.*	4,471	199,183
Lexmark International, Inc., Class A	14,315	331,965
National Instruments Corp.	3,840	99,110
NCR Corp.*(a)	19,993	509,422
Plantronics, Inc.(a)	1,713	63,158
Polycom, Inc.*	12,092	126,482
QLogic Corp.*	5,240	50,985
Riverbed Technology, Inc.*(a)	3,547	69,947
Tech Data Corp.*(a)	50,984	2,321,302
Tellabs, Inc.	29,194	66,562
Trimble Navigation Ltd.*(a)	2,916	174,318
Vishay Intertechnology, Inc.*	19,354	205,733
Zebra Technologies Corp., Class A*	2,202	86,495
Total Technology Hardware & Equipment		12,132,225

Telecommunication Services—0.5%
Telephone & Data Systems, Inc.(a)	20,290	449,220
tw Telecom, Inc., Class A*	4,976	126,739
Total Telecommunication Services		575,959

Transportation—3.2%
Alaska Air Group, Inc.*(a)	8965	386,302
Con-Way, Inc.(a)	17,141	476,863
Genesee & Wyoming, Inc., Class A*(a)	2,483	188,907
JB Hunt Transport Services, Inc.	7,413	442,630
JetBlue Airways Corp.*(a)	73,724	420,964
Kansas City Southern(a)	2,364	197,347
Kirby Corp.*(a)	3,092	191,364
Landstar System, Inc.(a)	4,921	258,156
Matson, Inc.(a)	5,891	145,625
UTi Worldwide, Inc.	32,929	441,248
Werner Enterprises, Inc.(a)	8,383	181,659
Total Transportation		3,331,065

Utilities—3.8%
Alliant Energy Corp.	6,344	278,565
Aqua America, Inc.	2,667	67,795
Atmos Energy Corp.	8,925	313,446
Black Hills Corp.	2,902	105,459
Cleco Corp.(a)	2,159	86,382
Energen Corp.(a)	2,818	127,064
Great Plains Energy, Inc.	9,884	200,744
Hawaiian Electric Industries, Inc.	11,790	296,401
IDACORP, Inc.	2,119	91,859
MDU Resources Group, Inc.	16,482	350,078
National Fuel Gas Co.	2,657	134,683

The accompanying notes are an integral part of these financial statements.

12

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Utilities (continued)
NV Energy, Inc.	14,131	$256,336
OGE Energy Corp.(a)	5,731	322,713
PNM Resources, Inc.(a)	5,738	117,686
Questar Corp.	4,956	97,930
UGI Corp.	17,165	561,467
Vectren Corp.(a)	6,468	190,159
Westar Energy, Inc.(a)	6,768	193,700
WGL Holdings, Inc.	5,425	212,606
Total Utilities		4,005,073

Total Common Stocks
(Cost $89,725,870)		105,542,240
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—25.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(b)
(Cost $26,775,147)	26,775,147	26,775,147

Total Investments—126.5%
(Cost $116,501,017)		132,317,387
Liabilities in Excess of Other Assets—(26.5)%		(27,741,811)
Net Assets—100.0%		$104,575,576

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $26,400,242; cash collateral of $26,775,147 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

13

SCHEDULE OF INVESTMENTS

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.9%
Automobiles & Components—0.7%
Drew Industries, Inc.	5,715	$184,309
Spartan Motors, Inc.	18,646	91,925
Standard Motor Products, Inc.	9,617	213,689
Superior Industries International, Inc.	9,345	190,638
Winnebago Industries, Inc.*	8,293	142,059
Total Automobiles & Components		822,620

Banks—2.6%
Bank Mutual Corp.	5,790	24,897
Bank of the Ozarks, Inc.(a)	1,693	56,665
Banner Corp.	1,590	48,861
BBCN Bancorp, Inc.	5,204	60,210
Boston Private Financial Holdings, Inc.	7,982	71,918
Brookline Bancorp, Inc.	5,418	46,053
City Holding Co.(a)	1,021	35,582
Columbia Banking System, Inc.	3,370	60,458
Community Bank System, Inc.	2,961	81,013
CVB Financial Corp.(a)	6,193	64,407
Dime Community Bancshares	3,230	44,865
First BanCorp*	32,762	150,050
First Commonwealth Financial Corp.	9,084	61,953
First Financial Bancorp	6,194	90,556
First Financial Bankshares, Inc.(a)	1,163	45,369
First Midwest Bancorp, Inc.	6,949	87,001
FNB Corp.	11,128	118,179
Glacier Bancorp, Inc.(a)	5,022	73,874
Hanmi Financial Corp.*	2,280	30,985
Home BancShares, Inc.	1,400	46,228
Independent Bank Corp.	1,857	53,760
National Penn Bancshares, Inc.(a)	9,582	89,304
NBT Bancorp, Inc.	3,432	69,567
Northwest Bancshares, Inc.	7,072	85,854
Old National Bancorp	9,400	111,578
Oritani Financial Corp.	1,797	27,530
PacWest Bancorp	2,645	65,543
Pinnacle Financial Partners, Inc.*	2,522	47,514
PrivateBancorp, Inc.	8,027	122,974
Provident Financial Services, Inc.	4,504	67,200
S&T Bancorp, Inc.	2,504	45,247
Simmons First National Corp., Class A	1,444	36,620
Sterling Bancorp, Class N	3,292	29,990
Susquehanna Bancshares, Inc.	17,264	180,927
Texas Capital Bancshares, Inc.*(a)	2,005	89,864
Tompkins Financial Corp.	1,018	40,353
TrustCo Bank Corp.	7,028	37,108
UMB Financial Corp.(a)	3,887	170,406
Umpqua Holdings Corp.(a)	10,233	120,647
United Bankshares, Inc.(a)	3,572	86,871
United Community Banks, Inc.*	7,884	74,267
ViewPoint Financial Group, Inc.	1,719	35,996
Wilshire Bancorp, Inc.*	5,723	33,594
Wintrust Financial Corp.(a)	4,744	174,105
Total Banks		3,195,943

Capital Goods—12.3%
A.O. Smith Corp.	6,469	408,000
AAON, Inc.	3,045	63,549
AAR Corp.	22,616	422,467
Actuant Corp., Class A	12,572	350,885

Investments	Shares	Value
Aegion Corp., Class A*	10,308	$228,735
Aerovironment, Inc.*(a)	3,181	69,155
Albany International Corp., Class A	7,481	169,669
American Science & Engineering, Inc.	768	50,081
Apogee Enterprises, Inc.	5,923	141,974
Applied Industrial Technologies, Inc.(a)	12,161	510,884
Astec Industries, Inc.	6,707	223,544
AZZ, Inc.	2,661	102,262
Barnes Group, Inc.	11,484	257,931
Belden, Inc.	9,327	419,622
Brady Corp., Class A	8,719	291,215
Briggs & Stratton Corp.(a)	21,937	462,432
CIRCOR International, Inc.	4,780	189,240
Comfort Systems USA, Inc.	24,244	294,807
Cubic Corp.(a)	6,168	295,879
Curtiss-Wright Corp.	13,529	444,157
Dycom Industries, Inc.*	13,039	258,172
EMCOR Group, Inc.	39,028	1,350,759
Encore Wire Corp.	7,265	220,202
EnerSys*	12,887	484,938
Engility Holdings, Inc.*	18,849	363,032
EnPro Industries, Inc.*	6,232	254,889
ESCO Technologies, Inc.	4,009	149,977
Federal Signal Corp.*	25,068	190,767
Franklin Electric Co., Inc.	3,108	193,224
GenCorp, Inc.*	22,530	206,149
Gibraltar Industries, Inc.*	10,979	174,786
Griffon Corp.	37,392	428,512
II-VI, Inc.*	6,176	112,836
John Bean Technologies Corp.	11,034	196,074
Kaman Corp.	9,269	341,099
Kaydon Corp.	4,314	103,234
Lindsay Corp.(a)	1,485	118,978
Lydall, Inc.*	5,808	83,287
Moog, Inc., Class A*	12,959	531,708
Mueller Industries, Inc.	9,400	470,282
National Presto Industries, Inc.	1,357	93,769
NCI Building Systems, Inc.*	16,051	223,109
Orbital Sciences Corp.*	22,623	311,519
Orion Marine Group, Inc.*	7,442	54,401
Powell Industries, Inc.*	3,731	154,948
Quanex Building Products Corp.	8,844	180,506
Robbins & Myers, Inc.	3,654	217,230
Simpson Manufacturing Co., Inc.	4,289	140,636
Standex International Corp.	2,724	139,714
Teledyne Technologies, Inc.*	6,686	435,058
Tennant Co.	3,724	163,670
Toro Co.	9,945	427,436
Universal Forest Products, Inc.	11,366	432,363
Vicor Corp.*	9,239	50,075
Watts Water Technologies, Inc.,
Class A	7,376	317,094
Total Capital Goods		14,970,921

Commercial & Professional Services—6.4%
ABM Industries, Inc.	45,519	908,104
CDI Corp.	13,688	234,475
Consolidated Graphics, Inc.*	6,732	235,081
Dolan Co.*	13,314	51,792
Encore Capital Group, Inc.*(a)	3,946	120,827
Exponent, Inc.*	1,147	64,037

The accompanying notes are an integral part of these financial statements.

14

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Commercial & Professional Services (continued)
G&K Services, Inc., Class A	5,328	$181,951
Geo Group, Inc.	14,258	402,076
Healthcare Services Group, Inc.(a)	9,765	226,841
Heidrick & Struggles International, Inc. 6,759		103,142
Insperity, Inc.	13,882	451,998
Interface, Inc.(a)	13,542	217,755
Kelly Services, Inc., Class A	76,344	1,201,655
Korn/Ferry International*	11,513	182,596
Mobile Mini, Inc.*	3,876	80,737
Navigant Consulting, Inc.*	15,656	174,721
On Assignment, Inc.*(a)	10,851	220,058
Portfolio Recovery Associates, Inc.*(a)	1,162	124,171
Resources Connection, Inc.	10,856	129,621
Sykes Enterprises, Inc.*	15,468	235,423
Tetra Tech, Inc.*	15,759	416,826
TrueBlue, Inc.*	20,002	315,032
UniFirst Corp.	3,599	263,879
United Stationers, Inc.(a)	34,370	1,065,126
Viad Corp.	8,259	224,314
Total Commercial & Professional Services		7,832,238

Consumer Durables & Apparel—5.2%
American Greetings Corp., Class A(a)	20,848	352,123
Arctic Cat, Inc.*	3,098	103,442
Blyth, Inc.(a)	16,860	262,173
Brunswick Corp.(a)	29,039	844,745
Callaway Golf Co.	29,456	191,464
Crocs, Inc.*(a)	16,876	242,846
Ethan Allen Interiors, Inc.	6,087	156,497
Fifth & Pacific Cos., Inc.*(a)	24,953	310,665
Helen of Troy Ltd.*	7,237	241,643
Iconix Brand Group, Inc.*	3,529	78,767
iRobot Corp.*	5,406	101,308
Jakks Pacific, Inc.(a)	11,169	139,836
K-Swiss, Inc., Class A*(a)	14,444	48,532
La-Z-Boy, Inc., Class Z	19,252	272,416
M/I Homes, Inc.*	5,741	152,136
Maidenform Brands, Inc.*	6,324	123,255
Meritage Homes Corp.*(a)	6,231	232,728
Movado Group, Inc.	3,144	96,458
Oxford Industries, Inc.	3,226	149,557
Perry Ellis International, Inc.	10,271	204,393
Quiksilver, Inc.*	106,755	453,709
Ryland Group, Inc.(a)	6,697	244,440
Skechers U.S.A., Inc., Class A*	16,423	303,826
Standard Pacific Corp.*(a)	34,020	250,047
Steven Madden Ltd.*	5,801	245,208
Sturm Ruger & Co., Inc.(a)	2,199	99,835
True Religion Apparel, Inc.	3,758	95,528
Universal Electronics, Inc.*	5,299	102,536
Wolverine World Wide, Inc.(a)	7,331	300,424
Total Consumer Durables & Apparel		6,400,537

Consumer Services—5.1%
American Public Education, Inc.*(a)	1,806	65,215
Biglari Holdings, Inc.*	422	164,588
BJ’s Restaurants, Inc.*	4,349	143,082
Boyd Gaming Corp.*(a)	75,705	502,681
Buffalo Wild Wings, Inc.*(a)	2,822	205,498
Capella Education Co.*	3,085	87,090

Investments	Shares	Value
Career Education Corp.*	99,943	$351,799
CEC Entertainment, Inc.	5,142	170,663
Coinstar, Inc.*(a)	8,856	460,601
Corinthian Colleges, Inc.*	137,855	336,366
Cracker Barrel Old Country
Store, Inc.(a)	8,326	535,029
DineEquity, Inc.*	3,056	204,752
Hillenbrand, Inc.(a)	9,131	206,452
Interval Leisure Group, Inc.	5,079	98,482
ITT Educational Services, Inc.*	4,639	80,301
Jack in the Box, Inc.*(a)	15,080	431,288
Lincoln Educational Services Corp.	15,727	87,914
Marcus Corp.	6,999	87,277
Marriott Vacations Worldwide Corp.*	8,308	346,194
Monarch Casino & Resort, Inc.*	3,450	37,639
Multimedia Games Holding Co., Inc.*	2,251	33,112
Papa John’s International, Inc.*	5,105	280,469
Pinnacle Entertainment, Inc.*	15,209	240,758
Red Robin Gourmet Burgers, Inc.*	5,775	203,800
Ruby Tuesday, Inc.*	34,510	271,249
Ruth’s Hospitality Group, Inc.*	11,066	80,450
Shfl Entertainment, Inc.*	3,746	54,317
Sonic Corp.*	11,163	116,207
Texas Roadhouse, Inc.(a)	15,582	261,778
Universal Technical Institute, Inc.	8,897	89,326
Total Consumer Services		6,234,377

Diversified Financials—1.7%
Calamos Asset Management, Inc.,
Class A	7,761	82,034
Cash America International, Inc.(a)	9,625	381,824
Ezcorp, Inc., Class A*(a)	10,431	207,160
Financial Engines, Inc.*(a)	1,384	38,406
First Cash Financial Services, Inc.*(a)	2,489	123,504
HFF, Inc., Class A	3,953	58,900
Interactive Brokers Group, Inc.,
Class A	19,549	267,430
Investment Technology Group, Inc.*	12,021	108,189
Marketaxess Holdings, Inc.	1,232	43,489
Piper Jaffray Cos.*	3,390	108,921
Prospect Capital Corp.(a)	5,933	64,492
Stifel Financial Corp.*(a)	10,359	331,177
SWS Group, Inc.*	14,149	74,848
Virtus Investment Partners, Inc.*	481	58,172
World Acceptance Corp.*(a)	1,552	115,717
Total Diversified Financials		2,064,263

Energy—3.2%
Approach Resources, Inc.*(a)	1,021	25,535
Basic Energy Services, Inc.*(a)	27,183	310,158
Bristow Group, Inc.	5,132	275,383
Carrizo Oil & Gas, Inc.*(a)	3,580	74,894
Cloud Peak Energy, Inc.*	16,746	323,700
Comstock Resources, Inc.*	5,984	90,538
Contango Oil & Gas Co.	910	38,548
Exterran Holdings, Inc.*(a)	26,649	584,146
Geospace Technologies Corp.*	481	42,746
Gulf Island Fabrication, Inc.	4,430	106,453
Gulfport Energy Corp.*(a)	1,497	57,215
Hornbeck Offshore Services, Inc.*(a)	3,036	104,256
ION Geophysical Corp.*(a)	17,330	112,818

The accompanying notes are an integral part of these financial statements.

15

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Energy (continued)
Lufkin Industries, Inc.(a)	4,551	$264,550
Matrix Service Co.*	13,705	157,607
PDC Energy, Inc.*	2,352	78,110
Penn Virginia Corp.	14,370	63,372
Petroquest Energy, Inc.*	6,398	31,670
Pioneer Energy Services Corp.*	26,618	193,247
SEACOR Holdings, Inc.(a)	5,227	438,023
Stone Energy Corp.*	9,600	196,992
Swift Energy Co.*	7,399	113,871
TETRA Technologies, Inc.*	23,577	178,949
Total Energy		3,862,781

Food & Staples Retailing—3.3%
Andersons, Inc.	23,883	1,024,581
Casey’s General Stores, Inc.(a)	28,076	1,490,836
Nash Finch Co.	47,408	1,008,842
Spartan Stores, Inc.	34,907	536,171
Total Food & Staples Retailing		4,060,430

Food, Beverage & Tobacco—2.9%
Alliance One International, Inc.*	108,750	395,850
B&G Foods, Inc., Class A(a)	4,423	125,215
Boston Beer Co., Inc., Class A*(a)	881	118,450
Calavo Growers, Inc.(a)	4,837	121,941
Cal-Maine Foods, Inc.	5,240	210,753
Darling International, Inc.*	22,848	366,482
Diamond Foods, Inc.(a)	14,884	203,464
Hain Celestial Group, Inc.*(a)	5,126	277,932
J&J Snack Foods Corp.	2,727	174,364
Sanderson Farms, Inc.	9,743	463,280
Seneca Foods Corp., Class A*	8,407	255,573
Snyders-Lance, Inc.	14,378	346,654
TreeHouse Foods, Inc.*(a)	8,516	443,939
Total Food, Beverage & Tobacco		3,503,897

Health Care Equipment & Services—9.3%
Abaxis, Inc.	859	31,869
Abiomed, Inc.*(a)	1,887	25,399
Air Methods Corp.(a)	4,881	180,060
Align Technology, Inc.*(a)	4,193	116,356
Almost Family, Inc.	3,924	79,500
Amedisys, Inc.*(a)	28,755	324,069
AMN Healthcare Services, Inc.*	17,343	200,312
Amsurg Corp.*	6,447	193,474
Analogic Corp.	1,464	108,775
Bio-Reference Labs, Inc.*(a)	4,695	134,700
Cantel Medical Corp.	2,657	78,993
Centene Corp.*	41,091	1,684,731
Chemed Corp.(a)	4,487	307,763
Computer Programs & Systems, Inc.	737	37,101
CONMED Corp.	5,874	164,178
Corvel Corp.*	2,042	91,543
Cross Country Healthcare, Inc.*	22,176	106,445
CryoLife, Inc.	4,507	28,079
Cyberonics, Inc.*(a)	864	45,386
Ensign Group, Inc.	6,232	169,448
Gentiva Health Services, Inc.*	38,610	388,030
Greatbatch, Inc.*	5,864	136,279
Haemonetics Corp.*(a)	3,730	152,333
Hanger, Inc.*	7,501	205,227

Investments	Shares	Value
HealthStream, Inc.*	904	$21,976
Healthways, Inc.*	14,135	151,244
ICU Medical, Inc.*	1,068	65,073
Integra LifeSciences Holdings Corp.*(a)	4,600	179,262
Invacare Corp.	23,854	388,820
IPC The Hospitalist Co., Inc.*	2,715	107,813
Kindred Healthcare, Inc.*	117,425	1,270,539
Landauer, Inc.	524	32,074
LHC Group, Inc.*	6,502	138,493
Magellan Health Services, Inc.*	12,798	627,102
Medidata Solutions, Inc.*(a)	1,091	42,756
Meridian Bioscience, Inc.(a)	1,812	36,693
Merit Medical Systems, Inc.*	6,002	83,428
Molina Healthcare, Inc.*	45,402	1,228,578
MWI Veterinary Supply, Inc.*(a)	3,763	413,930
Natus Medical, Inc.*	5,279	59,019
Neogen Corp.*(a)	822	37,253
NuVasive, Inc.*(a)	8,487	131,209
Omnicell, Inc.*	3,865	57,473
Palomar Medical Technologies, Inc.*	1,847	17,011
PharMerica Corp.*	28,062	399,603
PSS World Medical, Inc.*(a)	13,918	401,952
Quality Systems, Inc.	5,167	89,699
SurModics, Inc.*	521	11,650
Symmetry Medical, Inc.*	8,325	87,579
West Pharmaceutical Services, Inc.(a)	4,935	270,191
Total Health Care Equipment & Services		11,340,470

Household & Personal Products—0.6%
Central Garden and Pet Co., Class A*	35,206	367,903
Inter Parfums, Inc.	7,233	140,754
Medifast, Inc.*	2,487	65,632
Prestige Brands Holdings, Inc.*	4,429	88,713
WD-40 Co.	1,638	77,166
Total Household & Personal Products		740,168

Insurance—2.5%
AMERISAFE, Inc.*	2,499	68,098
eHealth, Inc.*	1,182	32,481
Employers Holdings, Inc.	5,871	120,825
Horace Mann Educators Corp.	11,240	224,350
Infinity Property & Casualty Corp.	4,386	255,441
Meadowbrook Insurance Group, Inc.	33,589	194,144
National Financial Partners Corp.*	12,922	221,483
Navigators Group, Inc.*	3,465	176,958
ProAssurance Corp.	3,674	155,006
RLI Corp.(a)	2,164	139,924
Safety Insurance Group, Inc.	3,266	150,791
Selective Insurance Group, Inc.(a)	18,777	361,833
Stewart Information Services Corp.	15,288	397,488
Tower Group, Inc.	22,113	392,948
United Fire Group, Inc.	7,952	173,672
Total Insurance		3,065,442

Materials—8.6%
A. Schulman, Inc.	6,275	470,836
A.M. Castle & Co.*(a)	19,231	284,042
AK Steel Holding Corp.(a)	292,676	1,346,310
AMCOL International Corp.	6,851	210,189
American Vanguard Corp.	2,500	77,675
Balchem Corp.(a)	1,774	64,574

The accompanying notes are an integral part of these financial statements.

16

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Materials (continued)
Buckeye Technologies, Inc.(a)	7,082	$203,324
Calgon Carbon Corp.*	8,351	118,417
Century Aluminum Co.*	32,428	284,069
Clearwater Paper Corp.*	10,159	397,826
Deltic Timber Corp.	401	28,319
Eagle Materials, Inc.	1,789	104,656
Globe Specialty Metals, Inc.(a)	10,253	140,979
H.B. Fuller Co.(a)	11,529	401,440
Hawkins, Inc.	1,873	72,373
Haynes International, Inc.	2,419	125,474
Headwaters, Inc.*	17,337	148,405
Innophos Holdings, Inc.	3,997	185,860
Kaiser Aluminum Corp.(a)	4,729	291,732
KapStone Paper and Packaging Corp.	11,989	266,036
Koppers Holdings, Inc.	8,735	333,240
Kraton Performance Polymers, Inc.*	12,575	302,177
LSB Industries, Inc.*	5,065	179,402
Materion Corp.	11,432	294,717
Myers Industries, Inc.	11,392	172,589
Neenah Paper, Inc.	5,988	170,478
Olympic Steel, Inc.(a)	14,262	315,761
OM Group, Inc.*	17,034	378,155
Ph Glatfelter Co.	19,615	342,870
PolyOne Corp.(a)	31,860	650,581
Quaker Chemical Corp.	2,908	156,625
RTI International Metals, Inc.*	5,435	149,789
Schweitzer-Mauduit
International, Inc.(a)	4,590	179,148
Stepan Co.(a)	7,224	401,221
Stillwater Mining Co.*(a)	15,134	193,412
SunCoke Energy, Inc.*	25,209	393,008
Texas Industries, Inc.*(a)	2,725	139,002
Tredegar Corp.	9,950	203,179
Wausau Paper Corp.	22,075	191,169
Zep, Inc.	10,198	147,259
Total Materials		10,516,318

Media—1.4%
Arbitron, Inc.	2,035	94,994
Digital Generation, Inc.*(a)	7,568	82,188
E.W. Scripps Co., Class A*	17,002	183,792
Harte-Hanks, Inc.	29,762	175,596
Live Nation Entertainment, Inc.*(a)	126,379	1,176,588
Total Media		1,713,158

Pharmaceuticals, Biotechnology & Life Sciences—1.2%
Acorda Therapeutics, Inc.*	2,486	61,802
Affymetrix, Inc.*(a)	18,316	58,062
Akorn, Inc.*(a)	3,604	48,149
Arqule, Inc.*	3,493	9,745
Cambrex Corp.*	5,199	59,165
Cubist Pharmaceuticals, Inc.*(a)	4,478	188,345
Emergent Biosolutions, Inc.*	3,966	63,615
Enzo Biochem, Inc.*	8,886	23,992
Hi-Tech Pharmacal Co., Inc.	1,391	48,657
Luminex Corp.*	2,453	41,112
Medicines Co.*(a)	4,976	119,275
Momenta Pharmaceuticals, Inc.*	1,481	17,446
PAREXEL International Corp.*	10,812	319,927
Questcor Pharmaceuticals, Inc.(a)	3,022	80,748

Investments	Shares	Value
Salix Pharmaceuticals Ltd.*	3,504	$141,842
Spectrum Pharmaceuticals, Inc.(a)	4,606	51,541
ViroPharma, Inc.*	4,430	100,827
Total Pharmaceuticals, Biotechnology &
Life Sciences		1,434,250

Real Estate Investment Trusts—1.5%
Acadia Realty Trust	1,400	35,112
Cedar Realty Trust, Inc.	5,751	30,365
Colonial Properties Trust	4,129	88,237
Cousins Properties, Inc.	4,751	39,671
DiamondRock Hospitality Co.	16,989	152,901
EastGroup Properties, Inc.(a)	730	39,281
Epr Properties	1,475	68,012
Extra Space Storage, Inc.	2,319	84,388
Franklin Street Properties Corp.	2,837	34,924
Getty Realty Corp.	1,399	25,266
Government Properties Income Trust(a)	1,883	45,136
Healthcare Realty Trust, Inc.	2,883	69,221
Inland Real Estate Corp.	4,138	34,677
Kilroy Realty Corp.(a)	1,903	90,145
Kite Realty Group Trust	4,060	22,695
LaSalle Hotel Properties(a)	7,029	178,466
Lexington Realty Trust(a)	7,123	74,435
LTC Properties, Inc.(a)	563	19,812
Medical Properties Trust, Inc.	3,328	39,803
Mid-America Apartment
Communities, Inc.(a)	1,638	106,061
Parkway Properties, Inc.	3,361	47,020
Pennsylvania Real Estate Investment
Trust(a)	5,551	97,920
Post Properties, Inc.	1,443	72,078
PS Business Parks, Inc.	1,105	71,803
Sabra Health Care REIT, Inc.	1,018	22,111
Saul Centers, Inc.	978	41,849
Sovran Self Storage, Inc.	804	49,928
Tanger Factory Outlet Centers(a)	2,207	75,479
Universal Health Realty Income Trust	225	11,387
Urstadt Biddle Properties, Inc., Class A	1,022	20,113
Total Real Estate Investment Trusts		1,788,296

Real Estate Management & Development—0.0%
Forestar Group, Inc.*	1,939	33,603

Retailing—10.8%
Big 5 Sporting Goods Corp.	16,052	210,281
Blue Nile, Inc.*(a)	2,053	79,041
Brown Shoe Co., Inc.	29,044	533,538
Buckle, Inc.	4,996	223,021
Cato Corp., Class A	7,135	195,713
Children’s Place Retail Stores, Inc.*	8,025	355,427
Christopher & Banks Corp.*	18,852	102,743
Coldwater Creek, Inc.*(a)	32,389	155,791
Finish Line, Inc., Class A	14,720	278,650
Fred’s, Inc., Class A	28,375	377,671
Genesco, Inc.*(a)	8,425	463,375
Group 1 Automotive, Inc.(a)	24,711	1,531,835
Haverty Furniture Cos., Inc.	8,838	144,148
Hibbett Sports, Inc.*(a)	2,849	150,142
Hot Topic, Inc.	15,281	147,462
Jos. A. Bank Clothiers, Inc.*(a)	4,785	203,745
Kirkland’s, Inc.*	8,449	89,475

The accompanying notes are an integral part of these financial statements.

17

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Retailing (continued)
Lithia Motors, Inc., Class A	19,055	$713,038
Lumber Liquidators Holdings, Inc.*(a)	3,270	172,754
MarineMax, Inc.*	12,371	110,597
Men’s Wearhouse, Inc.(a)	16,507	514,358
Monro Muffler Brake, Inc.(a)	4,162	145,545
Nutrisystem, Inc.(a)	10,512	86,093
OfficeMax, Inc.	155,199	1,514,742
Pep Boys-Manny, Moe & Jack(a)	43,562	428,214
PetMed Express, Inc.	4,440	49,284
Pool Corp.	9,864	417,445
rue21, Inc.*(a)	5,396	153,192
Select Comfort Corp.*(a)	7,474	195,595
Sonic Automotive, Inc., Class A(a)	86,919	1,815,738
Stage Stores, Inc.	12,719	315,177
Stein Mart, Inc.	34,433	259,625
Tuesday Morning Corp.*	29,969	187,306
Vitamin Shoppe, Inc.*(a)	3,460	198,466
VOXX International Corp., Class A*	22,557	151,809
Zale Corp.*	93,399	383,870
Zumiez, Inc.*(a)	5,736	111,336
Total Retailing		13,166,242

Semiconductors & Semiconductor Equipment—2.1%
Advanced Energy Industries, Inc.*	7,167	98,976
ATMI, Inc.*	4,175	87,174
Brooks Automation, Inc.	14,252	114,729
Cabot Microelectronics Corp.(a)	2,682	95,238
Ceva, Inc.*	752	11,844
Cirrus Logic, Inc.*(a)	3,043	88,156
Cohu, Inc.	4,680	50,731
Cymer, Inc.*(a)	1,409	127,416
Diodes, Inc.*	7,877	136,666
DSP Group, Inc.*	6,524	37,578
Entropic Communications, Inc.*	11,323	59,899
Exar Corp.*	3,409	30,340
GT Advanced Technologies, Inc.*(a)	63,442	191,595
Hittite Microwave Corp.*(a)	906	56,263
Kopin Corp.*	6,761	22,514
Kulicke & Soffa Industries, Inc.*	12,888	154,527
Micrel, Inc.	5,568	52,896
Microsemi Corp.*(a)	9,998	210,358
MKS Instruments, Inc.(a)	5,680	146,430
Monolithic Power Systems, Inc.(a)	2,093	46,632
Nanometrics, Inc.*	2,887	41,630
Pericom Semiconductor Corp.*	3,896	31,285
Power Integrations, Inc.	1,854	62,313
Rubicon Technology, Inc.*(a)	2,341	14,303
Rudolph Technologies, Inc.*	3,328	44,762
Sigma Designs, Inc.*	8,481	43,677
STR Holdings, Inc.*(a)	8,765	22,088
Supertex, Inc.	856	15,023
Tessera Technologies, Inc.	3,131	51,411
TriQuint Semiconductor, Inc.*	37,196	180,029
Ultratech, Inc.*	1,344	50,131
Veeco Instruments, Inc.*(a)	4,333	127,910
Volterra Semiconductor Corp.*	2,014	34,580
Total Semiconductors & Semiconductor
Equipment		2,539,104

Investments	Shares	Value
Software & Services—4.1%
Blackbaud, Inc.(a)	3,865	$88,238
Blucora, Inc.*	5,248	82,446
Bottomline Technologies, Inc.*	1,857	49,006
CACI International, Inc., Class A*	14,421	793,588
Cardtronics, Inc.*	6,754	160,340
CIBER, Inc.*	63,236	211,208
CommVault Systems, Inc.*	1,167	81,352
comScore, Inc.*	3,963	54,610
CSG Systems International, Inc.*	8,518	154,857
Dealertrack Technologies, Inc.*	2,813	80,789
Dice Holdings, Inc.*	4,550	41,769
Digital River, Inc.*	5,857	84,282
Ebix, Inc.(a)	2,388	38,375
EPIQ Systems, Inc.	5,792	74,022
Exlservice Holdings, Inc.*	3,393	89,914
Forrester Research, Inc.	2,294	61,479
Heartland Payment Systems, Inc.	14,647	432,087
Higher One Holdings, Inc.*(a)	3,965	41,791
iGate Corp.*	14,394	226,993
Interactive Intelligence Group, Inc.*	1,414	47,426
j2 Global, Inc.(a)	2,443	74,707
Liquidity Services, Inc.*(a)	2,309	94,346
LivePerson, Inc.*	2,542	33,402
LogMeIn, Inc.*	1,265	28,349
Manhattan Associates, Inc.*	1,301	78,502
MAXIMUS, Inc.	3,401	215,011
MicroStrategy, Inc., Class A*	1,327	123,915
Monotype Imaging Holdings, Inc.	1,932	30,873
Netscout Systems, Inc.*	2,485	64,585
NIC, Inc.	2,595	42,402
OpenTable, Inc.*	680	33,184
Perficient, Inc.*	5,937	69,938
Progress Software Corp.*(a)	4,818	101,130
QuinStreet, Inc.*(a)	12,445	83,630
Sourcefire, Inc.*(a)	980	46,276
Stamps.com, Inc.*	943	23,764
Synchronoss Technologies, Inc.*	2,741	57,808
Take-Two Interactive Software, Inc.*(a)	15,921	175,290
TeleTech Holdings, Inc.*	14,109	251,140
Tyler Technologies, Inc.*(a)	1,558	75,470
United Online, Inc.	32,370	180,948
VASCO Data Security
International, Inc.*	4,394	35,855
Virtusa Corp.*	3,595	59,066
Websense, Inc.*	5,029	75,636
XO Group, Inc.*	2,913	27,091
Total Software & Services		4,976,890

Technology Hardware & Equipment—9.3%
3D Systems Corp.*(a)	1,323	70,582
Agilysys, Inc.*	5,234	43,809
Anixter International, Inc.(a)	21,181	1,355,160
Arris Group, Inc.*	18,654	278,691
Avid Technology, Inc.*	17,842	135,242
Badger Meter, Inc.	1,414	67,038
Bel Fuse, Inc., Class B	3,305	64,613
Benchmark Electronics, Inc.*	31,523	523,912
Black Box Corp.	9,498	231,181
Checkpoint Systems, Inc.*	15,970	171,518
Cognex Corp.	1,928	70,989

The accompanying notes are an integral part of these financial statements.

18

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Coherent, Inc.(a)	3,399	$172,057
Comtech Telecommunications Corp.	3,787	96,114
CTS Corp.	12,316	130,919
Daktronics, Inc.	10,041	111,154
Digi International, Inc.*	4,444	42,085
DTS, Inc.*(a)	1,201	20,057
Electro Scientific Industries, Inc.	6,203	61,720
Electronics For Imaging, Inc.*	7,410	140,716
FARO Technologies, Inc.*	1,674	59,728
FEI Co.	3,422	189,784
Harmonic, Inc.*	23,491	119,099
Insight Enterprises, Inc.*	66,514	1,155,348
Intermec, Inc.*	17,577	173,309
Intevac, Inc.*	3,992	18,244
Ixia*(a)	4,795	81,419
Littelfuse, Inc.	2,351	145,080
Measurement Specialties, Inc.*	1,982	68,102
Mercury Systems, Inc.*(a)	5,781	53,185
Methode Electronics, Inc.	10,053	100,832
MTS Systems Corp.	2,296	116,935
NETGEAR, Inc.*(a)	6,910	272,392
Newport Corp.*	9,798	131,783
Oplink Communications, Inc.*	2,540	39,573
OSI Systems, Inc.*	2,490	159,460
Park Electrochemical Corp.	1,771	45,568
PC-Tel, Inc.	2,673	19,246
Plexus Corp.*	19,817	511,279
Procera Networks, Inc.*	3,026	56,132
Radisys Corp.*	23,037	68,650
Rofin-Sinar Technologies, Inc.*	5,599	121,386
Rogers Corp.*	2,252	111,834
ScanSource, Inc.*	20,854	662,532
Super Micro Computer, Inc.*(a)	21,261	216,862
Symmetricom, Inc.*	8,975	51,786
Synaptics, Inc.*	4,073	122,068
SYNNEX Corp.*	65,594	2,255,122
TTM Technologies, Inc.*	31,652	291,198
ViaSat, Inc.*	4,577	178,045
Total Technology Hardware & Equipment		11,383,538

Telecommunication Services—0.8%
Atlantic Tele-Network, Inc.	4,361	160,092
Cbeyond, Inc.*	11,401	103,065
Cincinnati Bell, Inc.*(a)	58,684	321,588
General Communication, Inc., Class A*	15,440	148,070
Lumos Networks Corp.	4,540	45,491
Neutral Tandem, Inc.	21,749	55,895
NTELOS Holdings Corp.	7,104	93,133
USA Mobility, Inc.	4,122	48,145
Total Telecommunication Services		975,479

Investments	Shares	Value
Transportation—2.4%
Allegiant Travel Co., Class A	2,476	$181,763
Arkansas Best Corp.	45,180	431,469
Forward Air Corp.	3,536	123,795
Heartland Express, Inc.	8,878	116,036
HUB Group, Inc., Class A*(a)	19,906	668,842
Knight Transportation, Inc.	13,510	197,651
Old Dominion Freight Line, Inc.*(a)	13,039	446,977
SkyWest, Inc.	60,884	758,615
Total Transportation		2,925,148

Utilities—2.9%
ALLETE, Inc.	4,940	202,441
American States Water Co.	2,035	97,639
Avista Corp.	13,887	334,815
CH Energy Group, Inc.	3,014	196,573
El Paso Electric Co.(a)	5,690	181,568
Laclede Group, Inc.	6,826	263,552
New Jersey Resources Corp.	12,630	500,401
Northwest Natural Gas Co.(a)	3,744	165,485
NorthWestern Corp.	6,458	224,286
Piedmont Natural Gas Co., Inc.	7,499	234,794
South Jersey Industries, Inc.	2,957	148,826
Southwest Gas Corp.	9,777	414,643
UIL Holdings Corp.	8,397	300,697
UNS Energy Corp.	7,313	310,217
Total Utilities		3,575,937

Total Common Stocks
(Cost $103,561,061)		123,122,050
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—16.9%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(b)
(Cost $20,608,020)	20,608,020	20,608,020

Total Investments—117.8%
(Cost $124,169,081)		143,730,070
Liabilities in Excess of Other Assets—(17.8)%		(21,737,098)
Net Assets—100.0%		$121,992,972

The accompanying notes are an integral part of these financial statements.

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $20,440,667; cash collateral of $20,608,020 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.
19

SCHEDULE OF INVESTMENTS

REVENUE SHARES FINANCIALS SECTOR FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.4%
Capital Markets—10.5%
Ameriprise Financial, Inc.	1,329	$83,235
Bank of New York Mellon Corp.	4,772	122,641
BlackRock, Inc.	362	74,829
Charles Schwab Corp.	2,831	40,653
E*Trade Financial Corp.*	2,053	18,374
Federated Investors, Inc., Class B(a)	377	7,627
Franklin Resources, Inc.	459	57,696
Goldman Sachs Group, Inc.	2,463	314,180
Invesco Ltd.	1,377	35,926
Legg Mason, Inc.	858	22,068
Morgan Stanley	13,377	255,768
Northern Trust Corp.	673	33,758
State Street Corp.	1,779	83,631
T. Rowe Price Group, Inc.	367	23,903
Total Capital Markets		1,174,289

Commercial Banks—13.2%
BB&T Corp.	2,970	86,457
Comerica, Inc.	730	22,148
Fifth Third Bancorp	3,696	56,142
First Horizon National Corp.(a)	1,243	12,318
Huntington Bancshares, Inc.	3,813	24,365
KeyCorp	4,491	37,814
M&T Bank Corp.	373	36,729
PNC Financial Services Group, Inc.	2,276	132,714
Regions Financial Corp.	6,985	49,733
SunTrust Banks, Inc.	3,210	91,004
U.S. Bancorp	5,638	180,078
Wells Fargo & Co.	21,418	732,067
Zions Bancorporation	971	20,779
Total Commercial Banks		1,482,348

Consumer Finance—5.1%
American Express Co.	4,763	273,778
Capital One Financial Corp.	2,998	173,674
Discover Financial Services	1,873	72,204
SLM Corp.	3,062	52,452
Total Consumer Finance		572,108

Diversified Financial Services—24.0%
Bank of America Corp.	78,122	906,215
Citigroup, Inc.	18,870	746,497
CME Group, Inc., Class A	480	24,341
IntercontinentalExchange, Inc.*	89	11,019
JPMorgan Chase & Co.	19,848	872,717
Leucadia National Corp.(a)	2,423	57,643
Moody’s Corp.	411	20,681
NASDAQ OMX Group, Inc.	1,033	25,835
NYSE Euronext	1,038	32,739
Total Diversified Financial Services		2,697,687

Insurance—43.9%
ACE Ltd.	1,811	144,518
Aflac, Inc.	3,797	201,697
Allstate Corp.	6,696	268,978
American International Group, Inc.*	16,646	587,604
AON PLC	1,649	91,684
Assurant, Inc.	1,986	68,914
Berkshire Hathaway, Inc., Class B*	14,197	1,273,471
Chubb Corp.	1,467	110,495
Cincinnati Financial Corp.	826	32,346
Genworth Financial, Inc., Class A*	11,665	87,604
Hartford Financial Services Group, Inc.	8,941	200,636

Investments	Shares	Value
Lincoln National Corp.	3,521	$91,194
Loews Corp.	2,869	116,912
Marsh & McLennan Cos., Inc.	2,771	95,516
MetLife, Inc.	16,730	551,086
Principal Financial Group, Inc.	2,621	74,751
Progressive Corp.	6,343	133,837
Prudential Financial, Inc.	7,763	414,001
Torchmark Corp.	551	28,470
Travelers Cos., Inc.	2,881	206,913
Unum Group	4,103	85,425
XL Group PLC	2,336	58,540
Total Insurance		4,924,592

Paper & Forest Products—0.5%
Weyerhaeuser Co.	1,945	54,110

Real Estate Investment Trusts—2.5%
American Tower Corp.	300	23,181
Apartment Investment &
Management Co., Class A	333	9,011
AvalonBay Communities, Inc.	63	8,542
Boston Properties, Inc.	143	15,131
Equity Residential	311	17,624
HCP, Inc.(a)	342	15,452
Health Care REIT, Inc.	241	14,771
Host Hotels & Resorts, Inc.	2,711	42,481
Kimco Realty Corp.	394	7,612
Plum Creek Timber Co., Inc.	241	10,693
ProLogis, Inc.	451	16,457
Public Storage	105	15,221
Simon Property Group, Inc.	245	38,732
Ventas, Inc.	308	19,934
Vornado Realty Trust	294	23,544
Total Real Estate Investment Trusts		278,386

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A*	2,611	51,959

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	1,776	14,439
People’s United Financial, Inc.	916	11,074
Total Thrifts & Mortgage Finance		25,513

Total Common Stocks
(Cost $11,346,332)		11,260,992
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(b)
(Cost $70,907)	70,907	70,907

Total Investments—101.0%
(Cost $11,417,239)		11,331,899
Liabilities in Excess of Other Assets—(1.0)%		(116,985)
Net Assets—100.0%		$11,214,914

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $69,996; cash collateral of $70,907 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS

REVENUE SHARES ADR FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—5.5%
Honda Motor Co. Ltd.(a)	11,162	$412,325
Magna International, Inc.	2,545	127,301
Toyota Motor Corp.(a)	9,941	926,998
Total Automobiles & Components		1,466,624

Banks—12.6%
Banco Bilbao Vizcaya Argentaria SA(a)	12,615	118,833
Banco Bradesco SA(a)	19,924	346,080
Banco de Chile(a)	177	17,080
Banco Santander Chile(a)	694	19,772
Banco Santander SA(a)(b)	29,557	241,481
Bancolombia SA(a)	354	23,569
Bank of Montreal(b)	1,385	84,901
Bank of Nova Scotia	1,926	111,477
Barclays PLC(a)	13,239	229,299
Canadian Imperial Bank of Commerce	857	69,083
Credicorp Ltd.	110	16,122
HSBC Holdings PLC(a)	6,560	348,139
Itau Unibanco Holding SA(a)	17,532	288,577
KB Financial Group, Inc.(a)	306	10,985
Lloyds Banking Group PLC*(a)	71,913	230,122
Mitsubishi UFJ Financial Group, Inc.(a)	43,784	237,309
Mizuho Financial Group, Inc.(a)(b)	33,536	122,742
National Bank of Greece SA*(a)	22,172	39,688
Royal Bank of Canada	2,285	137,786
Royal Bank of Scotland Group PLC*(a)	17,456	188,350
Shinhan Financial Group Co., Ltd.(a)	169	6,192
Sumitomo Mitsui Financial
Group, Inc.(a)	20,225	148,452
Toronto-Dominion Bank	1,482	124,977
Westpac Banking Corp.(a)	1,332	183,696
Total Banks		3,344,712

Capital Goods—3.2%
ABB Ltd.(a)(b)	7,815	162,474
Embraer SA(a)(b)	958	27,312
Koninklijke Philips Electronics NV	4,926	130,736
Kubota Corp.(a)	895	51,570
Nidec Corp.(a)	2,545	37,081
Siemens AG(a)	3,913	428,356
Total Capital Goods		837,529

Consumer Durables & Apparel—3.0%
Gildan Activewear, Inc.	218	7,974
Luxottica Group SpA(a)	905	37,422
Panasonic Corp.(a)	69,009	418,885
Sony Corp.(a)(b)	30,541	342,059
Total Consumer Durables & Apparel		806,340

Consumer Services—0.3%
Carnival PLC(a)	1,669	64,674
Intercontinental Hotels Group PLC(a)	271	7,539
Tim Hortons, Inc.	262	12,885
Total Consumer Services		85,098

Diversified Financials—3.6%
Credit Suisse Group AG(a)	6,672	163,864
Deutsche Bank AG	6,067	268,708
ING Groep NV*(a)	24,329	230,882
Nomura Holdings, Inc.(a)	16,575	97,295

Investments	Shares	Value
ORIX Corp.(a)	414	$23,449
UBS AG	10,096	158,911
Total Diversified Financials		943,109

Energy—36.5%
BP PLC(a)	31,917	1,329,024
Cameco Corp.	465	9,170
Canadian Natural Resources Ltd.	2,141	61,811
Cenovus Energy, Inc.	2,159	72,413
China Petroleum & Chemical
Corp.(a)(b)	11,691	1,343,530
CNOOC Ltd.(a)	707	155,540
Ecopetrol SA(a)(b)	2,684	160,154
Enbridge, Inc.	2,278	98,683
Encana Corp.	1,228	24,265
Enerplus Corp.	373	4,834
ENI SpA(a)(b)	13,752	675,773
Imperial Oil Ltd.	2,837	121,991
Nexen, Inc.	1,037	27,937
Penn West Petroleum Ltd.	955	10,371
PetroChina Co. Ltd.(a)	9,234	1,327,665
Petroleo Brasileiro SA, Class A(a)	29,452	568,424
Royal Dutch Shell PLC, Class A(a)	13,916	959,508
Royal Dutch Shell PLC, Class B(a)	13,514	958,007
Statoil ASA(a)	20,611	516,099
Suncor Energy, Inc.	4,860	160,283
Talisman Energy, Inc.	2,863	32,438
Tenaris SA(a)	1,078	45,190
Total SA(a)	18,835	979,608
TransCanada Corp.	714	33,786
Total Energy		9,676,504

Food & Staples Retailing—0.7%
Cencosud SA(a)	4,444	72,571
Delhaize Group SA(a)	3,060	124,083
Total Food & Staples Retailing		196,654

Food, Beverage & Tobacco—2.8%
Anheuser-Busch InBev NV(a)	1,857	162,320
BRF—Brasil Foods SA(a)	2,971	62,718
British American Tobacco PLC(a)	1,004	101,655
Diageo PLC(a)	594	69,249
Fomento Economico Mexicano
SAB de CV(a)	719	72,403
Unilever NV	3,513	134,548
Unilever PLC(a)	3,458	133,894
Total Food, Beverage & Tobacco		736,787

Health Care Equipment & Services—0.3%
Fresenius Medical Care AG & Co.
KGaA(a)	1,628	55,840
Smith & Nephew PLC(a)	315	17,451
Total Health Care Equipment &
Services		73,291

Insurance—4.4%
Aegon NV, Class G	35,623	229,412
Aviva PLC(a)	19,294	239,439
China Life Insurance Co. Ltd.(a)	4,921	244,524
Manulife Financial Corp.	9,408	127,855
Prudential PLC(a)(b)	8,716	248,842
Sun Life Financial, Inc.	3,093	82,057
Total Insurance		1,172,129

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Materials—6.5%
Agnico-Eagle Mines Ltd.	159	$8,341
Agrium, Inc.	697	69,637
ArcelorMittal	20,818	363,690
Barrick Gold Corp.	1,755	61,443
BHP Billiton Ltd.(a)	1,941	152,252
BHP Billiton PLC(a)	2,151	151,366
Cemex SAB de CV(a)	6,272	61,905
Cia de Minas Buenaventura SA(a)	186	6,687
Cia Siderurgica Nacional SA(a)	6,274	37,017
CRH PLC(a)(b)	5,095	103,632
Eldorado Gold Corp.	311	4,006
Gerdau SA(a)	9,448	84,938
Goldcorp, Inc.	641	23,525
IAMGOLD Corp.	585	6,710
Kinross Gold Corp.	1,785	17,350
POSCO(a)	1,681	138,094
Potash Corp. of Saskatchewan, Inc.	844	34,342
Randgold Resources Ltd.(a)	52	5,161
Rio Tinto PLC(a)	4,150	241,073
Silver Wheaton Corp.	92	3,319
Sociedad Quimica y Minera de
Chile SA(a)	173	9,972
Southern Copper Corp.	733	27,751
Syngenta AG(a)	700	56,560
Teck Resources Ltd., Class B	1,220	44,347
Yamana Gold, Inc.(b)	567	9,758
Total Materials		1,722,876

Media—0.9%
Grupo Televisa SAB(a)	795	21,131
Pearson PLC(a)	2,031	39,686
Reed Elsevier NV(a)	684	20,233
Reed Elsevier PLC(a)	484	20,347
Shaw Communications, Inc., Class B(b)	902	20,728
Thomson Reuters Corp.	1,908	55,447
WPP PLC*(a)	937	68,307
Total Media		245,879

Pharmaceuticals, Biotechnology & Life Sciences—3.1%
AstraZeneca PLC(a)	2,569	121,437
Elan Corp. PLC*(a)	461	4,707
GlaxoSmithKline PLC(a)	3,982	173,097
Novartis AG(a)	3,708	234,716
Novo Nordisk A/S(a)	341	55,655
Prothena Corp. PLC*	6	44
QIAGEN NV*(b)	271	4,919
Sanofi(a)	3,990	189,046
Shire PLC(a)	206	18,989
Valeant Pharmaceuticals
International, Inc.*	221	13,209
Total Pharmaceuticals, Biotechnology
& Life Sciences		815,819

Real Estate—0.3%
Brookfield Asset Management, Inc.,
Class A	2,199	80,593

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp.(a)	424	$6,835
ARM Holdings PLC(a)	91	3,443
ASML Holding NV, Class G(b)	413	26,601
STMicroelectronics NV, Class Y	4,906	35,519
Taiwan Semiconductor
Manufacturing Co. Ltd.(a)	3,878	66,547
Total Semiconductors & Semiconductor
Equipment		138,945

Software & Services—0.3%
SAP AG(a)(b)	1,051	84,479

Technology Hardware & Equipment—2.6%
Alcatel-Lucent*(a)	53,727	74,681
Canon, Inc.(a)	4,592	180,053
Kyocera Corp.(a)	678	61,935
Nokia OYJ(a)(b)	41,854	165,323
Research In Motion Ltd.*(b)	5,856	69,569
Telefonaktiebolaget LM Ericsson(a)	13,570	137,057
Total Technology Hardware & Equipment		688,618

Telecommunication Services—10.6%
America Movil SAB de CV, Series R(a)	10,276	237,787
BCE, Inc.	1,923	82,574
BT Group PLC(a)	3,310	125,879
China Mobile Ltd.(a)	6,229	365,767
Chunghwa Telecom Co. Ltd.(a)	826	26,713
France Telecom SA(a)	21,322	235,608
Nippon Telegraph & Telephone
Corp.(a)	25,444	535,087
NTT DoCoMo, Inc.(a)	15,015	216,366
Oi SA(a)	10,611	42,550
Portugal Telecom SGPS SA(a)	6,414	31,942
Rogers Communications, Inc., Class B	1,126	51,255
Telecom Italia SpA(a)	17,806	161,144
Telefonica SA(a)	24,993	337,156
TELUS Corp., Class A	685	44,621
Vodafone Group PLC(a)	12,244	308,426
Total Telecommunication Services		2,802,875

Transportation—0.4%
Canadian National Railway Co.	441	40,135
Canadian Pacific Railway Ltd.	226	22,966
Latam Airlines Group SA(a)	1,396	32,890
Ryanair Holdings PLC(a)	686	23,516
Total Transportation		119,507

Utilities—1.8%
Centrais Eletricas Brasileiras SA,
Class C(a)	28,188	87,947
Cia Energetica de Minas Gerais(a)	3,004	32,623
CPFL Energia SA(a)	1,494	31,314
Empresa Nacional de Electricidad SA(a)	414	20,207
Enersis SA(a)	2,993	54,533
National Grid PLC(a)	1,562	89,721
TransAlta Corp.	628	9,571
Veolia Environnement SA(a)	12,079	147,847
Total Utilities		473,763

Total Common Stocks
(Cost $27,941,990)		26,512,131

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
PREFERRED STOCKS—1.1%
Food, Beverage & Tobacco—0.2%
Cia de Bebidas das Americas(a)	1,615	$67,814

Materials—0.8%
Vale SA, Class B(a)	10,301	209,110

Utilities—0.1%
Cia Paranaense de Energia-Copel
Preference B(a)	1,181	18,128

Total Preferred Stocks
(Cost $355,801)		295,052
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—7.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(c)
(Cost $1,912,762)	1,912,762	1,912,762

Total Investments—108.2%
(Cost $30,210,553)		28,719,945
Liabilities in Excess of Other Assets—(8.2)%		(2,184,242)
Net Assets—100.0%		$26,535,703

Country	Value	% of Net Assets
Australia	$335,948	1.3%
Belgium	286,403	1.1
Brazil	1,904,552	7.2
Canada	2,262,277	8.5
Chile	227,025	0.9
China	1,572,189	5.9
Colombia	183,723	0.7
Denmark	55,655	0.2
Finland	165,323	0.6
France	1,626,790	6.1
Germany	837,383	3.2
Greece	39,688	0.1
Hong Kong	1,864,837	7.0
Ireland	150,888	0.6
Italy	874,339	3.3
Japan	3,818,441	14.4
Jersey Islands	73,468	0.3
Luxembourg	408,880	1.5
Mexico	393,226	1.5
Netherlands	2,694,846	10.2
Norway	516,099	1.9
Peru	22,809	0.1
Portugal	31,942	0.1
South Korea	155,271	0.6
Spain	697,470	2.6
Sweden	137,057	0.5
Switzerland	812,044	3.1
Taiwan	93,260	0.3
United Kingdom	4,482,152	16.9
United States	1,995,960	7.5
Total Investments	28,719,945	108.2
Liabilities in Excess of
Other Assets	(2,184,242)	(8.2)
Net Assets	$26,535,703	100.0%

PLC – Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,888,038; cash collateral of $1,912,762 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—96.8%
Automobiles & Components—0.4%
Dorman Products, Inc.	671	$23,713

Banks—8.2%
Access National Corp.	1,321	17,173
BofI Holding, Inc.*	645	17,976
Bridge Capital Holdings*	1,115	17,349
C&F Financial Corp.	489	19,042
Cardinal Financial Corp.	1,114	18,125
Credicorp Ltd.	359	52,615
Federal Agricultural Mortgage Corp.,
Class C	606	19,695
Fidelity Southern Corp.*	2,031	19,396
Horizon Bancorp	892	17,528
OmniAmerican Bancorp, Inc.*	740	17,116
Pacific Mercantile Bancorp*	2,528	15,901
Pacific Premier Bancorp, Inc.*	1,721	17,623
Provident Financial Holdings, Inc.	1,083	18,952
Taylor Capital Group, Inc.*	1,070	19,314
ViewPoint Financial Group, Inc.	880	18,427
Wolverine Bancorp, Inc.	11,068	190,923
Total Banks		497,155

Capital Goods—0.7%
AZZ, Inc.	617	23,711
Patrick Industries, Inc.*	1,373	21,364
Total Capital Goods		45,075

Commercial & Professional Services—1.7%
Barrett Business Services, Inc.	526	20,035
Ceco Environmental Corp.	1,848	18,388
Equifax, Inc.	723	39,129
Portfolio Recovery Associates, Inc.*	220	23,509
Total Commercial & Professional
Services		101,061

Consumer Durables & Apparel—3.1%
Culp, Inc.	1,391	20,879
Gildan Activewear, Inc.	1,056	38,629
Luxottica Group S.p.A.(a)	2,672	110,487
Nautilus, Inc.*	5,148	18,069
Total Consumer Durables & Apparel		188,064

Consumer Services—0.7%
Service Corp. International	2,895	39,980

Diversified Financials—2.9%
Administradora de Fondos de
Pensiones Provida S.A.(a)	200	20,800
Discover Financial Services	2,938	113,260
Ellington Financial LLC	777	17,451
Ocwen Financial Corp., Class A*	716	24,767
Total Diversified Financials		176,278

Energy—14.3%
CVR Energy, Inc.*	2,035	99,287
Delek US Holdings, Inc.	4,065	102,926
HollyFrontier Corp.	4,911	228,607
Marathon Petroleum Corp.	6,885	433,755
Total Energy		864,575

Investments	Shares	Value
Food, Beverage & Tobacco—6.4%
Alico, Inc.	504	$18,462
Coca-Cola Femsa S.A.B. de CV(a)	897	133,689
Diageo PLC(a)	1,655	192,940
Inventure Foods, Inc.*	2,831	18,373
John B. Sanfilippo & Son, Inc.	1,263	22,961
Total Food, Beverage & Tobacco		386,425

Health Care Equipment & Services—8.9%
Cyberonics, Inc.*(b)	366	19,226
McKesson Corp.	4,314	418,285
National Research Corp.	323	17,507
ResMed, Inc.(b)	747	31,053
Sunrise Senior Living, Inc.*	2,148	30,888
Utah Medical Products, Inc.	466	16,799
Total Health Care Equipment & Services		533,758

Household & Personal Products—0.3%
Medifast, Inc.*	620	16,362

Insurance—7.4%
Allied World Assurance Co.
Holdings AG	492	38,770
Cincinnati Financial Corp.	1,488	58,270
Fidelity National Financial, Inc., Class A	3,501	82,448
First American Financial Corp.	2,589	62,369
HCC Insurance Holdings, Inc.	1,153	42,903
Homeowners Choice, Inc.(b)	854	17,755
Horace Mann Educators Corp.	1,384	27,625
PartnerRe Ltd.	968	77,914
Stewart Information Services Corp.	1,385	36,010
Total Insurance		444,064

Materials—1.6%
AEP Industries, Inc.*	515	30,504
American Vanguard Corp.	677	21,034
Eagle Materials, Inc.	385	22,522
Landec Corp.*	2,111	20,033
Total Materials		94,093

Media—13.1%
Comcast Corp., Class A	11,163	417,273
Lions Gate Entertainment Corp.*	2,504	41,066
Time Warner Cable, Inc.	2,492	242,197
Virgin Media, Inc.(b)	2,366	86,951
Total Media		787,487

Pharmaceuticals, Biotechnology & Life Sciences—7.2%
Amgen, Inc.	2,245	193,788
Novo Nordisk A/S(a)	973	158,803
Pharmacyclics, Inc.*(b)	304	17,602
Regeneron Pharmaceuticals, Inc.*(b)	165	28,227
Repligen Corp.*	2,641	16,612
Santarus, Inc.*	1,654	18,161
Total Pharmaceuticals, Biotechnology &
Life Sciences		433,193

Real Estate—1.0%
AG Mortgage Investment Trust, Inc.	750	17,610
Newcastle Investment Corp.(b)	2,577	22,368
Redwood Trust, Inc.	1,136	19,187
Total Real Estate		59,165

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2012 (UNAUDITED)

Investments	Shares	Value
Real Estate Investment Trusts—1.1%
American Tower Corp.	603	$46,594
Extra Space Storage, Inc.	582	21,179
Total Real Estate Investment Trusts		67,773

Retailing—6.8%
Brown Shoe Co., Inc.	2,381	43,739
Chico’s FAS, Inc.	2,290	42,274
Gap, Inc.	5,708	177,176
Lumber Liquidators Holdings, Inc.*(b)	484	25,570
Sherwin-Williams Co.(b)	777	119,518
Total Retailing		408,277

Semiconductors & Semiconductor Equipment—0.7%
Himax Technologies, Inc.(a)	9,981	23,954
PDF Solutions, Inc.*	1,225	16,881
Total Semiconductors & Semiconductor
Equipment		40,835

Software & Services—2.5%
AOL, Inc.*	1,306	38,671
CoreLogic, Inc.*	1,188	31,981
Ellie Mae, Inc.*	607	16,844
Fleetcor Technologies, Inc.*	451	24,196
Reis, Inc.*	1,317	17,161
Tyler Technologies, Inc.*	419	20,296
Total Software & Services		149,149

Technology Hardware & Equipment—0.9%
3D Systems Corp.*(b)	392	20,913
Aware, Inc.	3,239	17,750
CalAmp Corp.*	2,103	17,497
Total Technology Hardware & Equipment		56,160

Telecommunication Services—0.3%
8x8, Inc.*	2,370	17,514

Investments	Shares	Value
Transportation—2.1%
Allegiant Travel Co.	342	$25,106
Copa Holdings SA, Class A	403	40,078
Grupo Aeroportuario del Centro
Norte S.A.B. de CV(a)	824	17,922
Grupo Aeroportuario del Pacifico
S.A.B. de CV(a)	370	21,153
Grupo Aeroportuario del Sureste
S.A.B. de CV(a)	181	20,634
Total Transportation		124,893

Utilities—4.5%
American States Water Co.	450	21,591
Huaneng Power International, Inc.(a)	6,757	251,023
Total Utilities		272,614

Total Common Stocks
(Cost $5,732,182)		5,827,663
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—7.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.13%(c)
(Cost $459,815)	459,815	459,815

Total Investments—104.4%
(Cost $6,191,997)		6,287,478
Liabilities in Excess of Other Assets—(4.4)%		(265,457)
Net Assets—100.0%		$6,022,021

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $450,472; cash collateral of $459,815 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

25

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
ASSETS:
Investments at value
(including securities
on loan) (Note 5)[1]	$165,257,466	$132,317,387	$143,730,070	$11,331,899	$28,719,945	$6,287,478
Cash	117,934	—	52,115	3,830	9,230	296,137
Receivables:
Expense reimbursement
due from Adviser	—	—	—	4,208	964	4,933
Dividends	147,551	49,912	44,078	4,250	73,895	5,073
Investment securities sold	13,630	3,303,333	3,781,740	1,602,112	—	2,009,956
Securities lending income,
net (Note 2)	2,505	13,249	5,722	8	1,270	399
Prepaid expenses	2,639	2,119	1,915	233	610	112
Total Assets	165,541,725	135,686,000	147,615,640	12,946,540	28,805,914	8,604,088

LIABILITIES:
Payables:
Cash overdraft	—	3,997	—	—	—	—
Collateral for securities
on loan (Note 2)	13,437,616	26,775,147	20,608,020	70,907	1,912,762	459,815
Income Distributions
(Note 7)	1,002,595	495,102	634,990	47,472	338,895	23,812
Investment securities
purchased	13,234	109,039	136,721	—	—	75,348
Capital Gains Distributions
(Note 7)	—	460,717	474,726	—	—	—
Capital shares redeemed	—	3,184,682	3,698,533	1,602,026	—	2,007,397
Advisory fees (Note 3)	27,362	21,541	25,959	—	—	—
Compliance Officer fees	4,001	3,104	2,116	787	1,041	2,272
Trustee fees	2,292	1,518	1,379	172	638	156
Other accrued expenses	69,337	55,577	40,224	10,262	16,875	13,267
Total Liabilities	14,556,437	31,110,424	25,622,668	1,731,626	2,270,211	2,582,067
NET ASSETS	$150,985,288	$104,575,576	$121,992,972	$11,214,914	$26,535,703	$6,022,021
NET ASSETS CONSIST OF:
Paid-in capital	$127,093,154	$83,425,208	$102,083,486	$12,352,906	$31,609,089	$6,471,348
Undistributed net investment
income (loss)	(9,697)	(7,915)	2,353	(588)	(189,472)	3,907
Accumulated net realized
gain (loss) on investments	(185,512)	5,341,913	346,144	(1,052,064)	(3,393,306)	(548,715)
Net unrealized appreciation
(depreciation) on
investments	24,087,343	15,816,370	19,560,989	(85,340)	(1,490,608)	95,481
NET ASSETS	$150,985,288	$104,575,576	$121,992,972	$11,214,914	$26,535,703	$6,022,021
Shares outstanding
(unlimited number of
shares of beneficial interest
authorized, without
par value)	5,601,400	3,251,400	3,251,400	350,000	750,000	150,000
Net asset value, per share	$26.95	$32.16	$37.52	$32.04	$35.38	$40.15
Investments at cost	$141,170,123	$116,501,017	$124,169,081	$11,417,239	$30,210,553	$6,191,997
[1] Market value of securities
on loan:	$13,303,059	$26,400,242	$20,440,667	$69,996	$1,888,038	$450,472

The accompanying notes are an integral part of these financial statements.

26

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund
INVESTMENT INCOME:
Dividend income	$2,062,872	$968,594	$1,071,351	$93,747	$489,572	$66,750
Foreign withholding tax	(6,778)	—	—	—	(56,816)	—
Securities lending income,
net (Note 2)	18,884	166,783	33,247	44	7,236	1,395
Total Income	2,074,978	1,135,377	1,104,598	93,791	439,992	68,145
EXPENSES:
Advisory fees (Note 3)	350,481	281,127	296,002	21,573	93,206	24,209
BNY Fund Services fees	124,394	100,920	102,256	9,064	30,086	7,484
Professional fees	34,730	28,316	27,021	9,158	13,073	9,024
Printing and Postage	19,660	15,627	15,251	1,153	5,454	1,151
Principal Financial Officer fees	17,478	13,920	13,041	4,748	6,464	4,805
Trustees fees	6,065	4,673	4,393	361	1,369	303
NYSE Calculation fees	3,455	3,455	3,455	3,455	3,455	3,455
NYSE Listing fees	2,509	2,509	2,509	2,510	2,510	2,261
Other expenses	6,016	4,089	3,696	1,015	2,047	1,022
Total Expenses	564,788	454,636	467,624	53,037	157,664	53,714
Less expense waivers and
reimbursements (Note 3)	(183,153)	(151,019)	(147,942)	(29,546)	(81,546)	(29,505)
Net Expenses	381,635	303,617	319,682	23,491	76,118	24,209
Net Investment Income	1,693,343	831,760	784,916	70,300	363,874	43,936
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
on investments	231,804	57,864	(82,646)	(379,865)	(941,699)	951,289
Net realized gain on
in-kind redemptions	4,672,230	6,749,716	1,602,189	294,686	298,373	35,932
Total net realized gain (loss)	4,904,034	6,807,580	1,519,543	(85,179)	(643,326)	987,221
Net change in unrealized
appreciation (depreciation)
on investments	5,618,737	1,455,630	11,622,985	1,592,690	3,492,410	(534,432)
Net realized and unrealized
gain (loss) on investments	10,522,771	8,263,210	13,142,528	1,507,511	2,849,084	452,789
Net Increase in Net Assets
Resulting From
Operations	$12,216,114	$9,094,970	$13,927,444	$1,577,811	$3,212,958	$496,725

The accompanying notes are an integral part of these financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
OPERATIONS:
Net investment income	$1,693,343	$2,849,300	$831,760	$991,878	$784,916	$694,560
Net realized gain (loss)
on investments	4,904,034	7,447,148	6,807,580	7,661,493	1,519,543	5,526,394
Net change in unrealized
appreciation (depreciation)
on investments	5,618,737	(9,224,638)	1,455,630	(13,900,467)	11,622,985	(13,168,974)
Net increase (decrease)
in net assets resulting
from operations	12,216,114	1,071,810	9,094,970	(5,247,096)	13,927,444	(6,948,020)
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(2,391,758)	(2,947,099)	(839,675)	(955,245)	(1,032,540)	(525,064)
Realized gains	—	—	(460,717)	(3,004,099)	(474,726)	—
Total distributions to
shareholders	(2,391,758)	(2,947,099)	(1,300,392)	(3,959,344)	(1,507,266)	(525,064)
SHAREHOLDER
TRANSACTIONS:
Proceeds from shares sold	4,076,595	4,872,841	4,606,833	15,756,545	5,502,162	19,561,410
Cost of shares redeemed	(19,199,413)	(48,014,378)	(30,383,294)	(28,227,159)	(5,530,374)	(33,504,188)
Net increase (decrease) in
net assets resulting from
shareholder transactions	(15,122,818)	(43,141,537)	(25,776,461)	(12,470,614)	(28,212)	(13,942,778)
Increase (Decrease) in
net assets	(5,298,462)	(45,016,826)	(17,981,883)	(21,677,054)	12,391,966	(21,415,862)
NET ASSETS:
Beginning of period	156,283,750	201,300,576	122,557,459	144,234,513	109,601,006	131,016,868
End of period	$150,985,288	$156,283,750	$104,575,576	$122,557,459	$121,992,972	$109,601,006
Undistributed net investment
income (loss) included in
net assets at end of period	$(9,697)	$688,718	$(7,915)	$—	$2,353	$249,977
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	6,201,400	8,051,400	4,101,400	4,551,400	3,251,400	3,801,400
Shares sold	150,000	200,000	150,000	550,000	150,000	550,000
Shares redeemed	(750,000)	(2,050,000)	(1,000,000)	(1,000,000)	(150,000)	(1,100,000)
Shares outstanding,
end of period	5,601,400	6,201,400	3,251,400	4,101,400	3,251,400	3,251,400

The accompanying notes are an integral part of these financial statements.

28

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
OPERATIONS:
Net investment income	$70,300	$85,120	$363,874	$1,268,326	$43,936	$111,601
Net realized gain (loss)
on investments	(85,179)	(964,070)	(643,326)	(211,384)	987,221	(671,187)
Net change in unrealized
appreciation (depreciation)
on investments	1,592,690	(270,013)	3,492,410	(11,591,153)	(534,432)	(307,826)
Net increase (decrease) in
net assets resulting
from operations	1,577,811	(1,148,963)	3,212,958	(10,534,211)	496,725	(867,412)
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(84,863)	(98,921)	(695,468)	(1,906,146)	(52,766)	(101,716)
Realized gains	—	—	—	(280,536)	—	(110,327)
Total distributions to
shareholders	(84,863)	(98,921)	(695,468)	(2,186,682)	(52,766)	(212,043)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,602,112	1,326,786	—	—	—	5,602,571
Cost of shares redeemed	(1,547,478)	(2,291,797)	(12,568,820)	(22,408,571)	(2,007,397)	(7,433,585)
Net increase (decrease) in
net assets resulting from
shareholder transactions	54,634	(965,011)	(12,568,820)	(22,408,571)	(2,007,397)	(1,831,014)
Increase (Decrease) in
net assets	1,547,582	(2,212,895)	(10,051,330)	(35,129,464)	(1,563,438)	(2,910,469)
NET ASSETS:
Beginning of period	9,667,332	11,880,227	36,587,033	71,716,497	7,585,459	10,495,928
End of period	$11,214,914	$9,667,332	$26,535,703	$36,587,033	$6,022,021	$7,585,459
Undistributed net investment
income (loss) included in
net assets at end of period	$(588)	$13,975	$(189,472)	$142,122	$3,907	$12,737
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	350,000	400,000	1,150,000	1,800,000	200,000	250,000
Shares sold	50,000	50,000	—	—	—	150,000
Shares redeemed	(50,000)	(100,000)	(400,000)	(650,000)	(50,000)	(200,000)
Shares outstanding,
end of period	350,000	350,000	750,000	1,150,000	150,000	200,000

The accompanying notes are an integral part of these financial statements.

29

FINANCIAL HIGHLIGHTS

REVENUE SHARES LARGE CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2012 (Unaudited)	Year Ended June 30,				For the Period February 22, 2008[1] Through June 30, 2008[2]
		2012	2011	2010	2009[2]
Per Share Operating Performance:
Net asset value, beginning
of period	$25.20	$25.00	$19.40	$16.63	$22.87	$25.00
Net investment income[3]	0.29 [7]	0.41	0.39	0.29	0.33	0.15
Net realized and unrealized gain
(loss) on investments	1.87	0.21	5.57	2.74	(6.34)	(2.23)
Total gain (loss) from
investment operations	2.16	0.62	5.96	3.03	(6.01)	(2.08)
Less Distributions from:
Net investment income	(0.41)	(0.42)	(0.36)	(0.26)	(0.23)	(0.05)
Net asset value, end of period	$26.95	$25.20	$25.00	$19.40	$16.63	$22.87
Total Return at Net Asset Value[4]	8.61%	2.59%	30.97%	18.21%	(26.27)%	(8.31)%
Total Return at Market Value[4]	8.69%	2.57%	30.94%	17.99%	(26.52)%	(8.19)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$150,985	$156,284	$201,301	$138,721	$53,233	$32,048
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense
waivers and reimbursements	0.73%[5]	0.75%	0.73%	0.85%	1.89%	2.32%[5]
Net investment income, net of
waivers and reimbursements	2.17%[5,7]	1.72%	1.68%	1.44%	2.05%	1.87%[5]
Portfolio turnover rate[6]	12.33%	29.05%	12.73%	6.72%	23.67%	0.88%

1	Commencement of operations.
2	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
3	Based on average daily shares outstanding.
4	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
5	Annualized for periods less than one year.
6	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
7	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.01%

The accompanying notes are an integral part of these financial statements.

30

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES MID CAP FUND

For a share outstanding throughout each period presented.

Six-Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,				For the Period February 22, 2008[1] Through June 30, 2008[2]
		2012	2011	2010	2009[2]
Per Share Operating Performance:
Net asset value, beginning
of period	$29.88	$31.69	$23.04	$18.84	$24.17	$25.00
Net investment income[3]	0.23 [7]	0.23	0.18	0.17	0.18	0.08
Net realized and unrealized gain
(loss) on investments	2.43	(1.15)	8.64	4.18	(5.36)	(0.84)
Total gain (loss) from investment
operations	2.66	(0.92)	8.82	4.35	(5.18)	(0.76)
Less Distributions from:
Net investment income	(0.24)	(0.22)	(0.17)	(0.15)	(0.15)	(0.07)
Realized gains	(0.14)	(0.67)	—	—	—	—
Total distributions	(0.38)	(0.89)	(0.17)	(0.15)	(0.15)	(0.07)
Net asset value, end of period	$32.16	$29.88	$31.69	$23.04	$18.84	$24.17
Total Return at Net Asset Value[4]	8.91%	(2.72)%	38.40%	23.07%	(21.39)%	(3.02)%
Total Return at Market Value[4]	8.74%	(2.80)%	38.42%	22.86%	(21.71)%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$104,576	$122,557	$144,235	$100,270	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[5]	0.54%	0.54%	0.54%	0.54%	0.54%[5]
Expenses, prior to expense
waivers and reimbursements	0.81%[5]	0.82%	0.81%	0.89%	2.02%	4.93%[5]
Net investment income, net of
waivers and reimbursements	1.48%[5,7]	0.77%	0.61%	0.71%	1.12%	0.89%[5]
Portfolio turnover rate[6]	16.67%	55.02%	38.03%	14.51%	35.25%	1.07%

1	Commencement of operations.
2	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
3	Based on average daily shares outstanding.
4	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
5	Annualized for periods less than one year.
6	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
7	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.19%

The accompanying notes are an integral part of these financial statements.

31

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES SMALL CAP FUND

For a share outstanding throughout each period presented.

Six-Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,				For the Period February 22, 2008[1] Through June 30, 2008[2]
		2012	2011	2010	2009[2]
Per Share Operating Performance:
Net asset value, beginning
of period	$33.71	$34.47	$25.41	$20.04	$23.35	$25.00
Net investment income[3]	0.24 [7]	0.20	0.14	0.07	0.11	0.08
Net realized and unrealized gain
(loss) on investments	4.02	(0.81)	9.06	5.35	(3.32)	(1.67)
Total gain (loss) from investment
operations	4.26	(0.61)	9.20	5.42	(3.21)	(1.59)
Less Distributions from:
Net investment income	(0.31)	(0.15)	(0.14)	(0.05)	(0.10)	(0.06)
Realized gains	(0.14)	—	—	—	—	—
Total distributions	(0.45)	(0.15)	(0.14)	(0.05)	(0.10)	(0.06)
Net asset value, end of period	$37.52	$33.71	$34.47	$25.41	$20.04	$23.35
Total Return at Net Asset Value[4]	12.69%	(1.75)%	36.26%	27.07%	(13.67)%	(6.36)%
Total Return at Market Value[4]	12.50%	(1.67)%	36.10%	26.88%	(13.67)%	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$121,993	$109,601	$131,017	$109,319	$32,099	$4,702
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[5]	0.54%	0.54%	0.54%	0.54%	0.54%[5]
Expenses, prior to expense
waivers and reimbursements	0.79%[5]	0.84%	0.83%	0.89%	2.20%	5.03%[5]
Net investment income, net of
waivers and reimbursements	1.33%[5,7]	0.61%	0.44%	0.25%	0.62%	0.85%[5]
Portfolio turnover rate[6]	20.07%	47.80%	33.72%	16.33%	32.38%	6.44%

1	Commencement of operations.
2	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
3	Based on average daily shares outstanding.
4	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
5	Annualized for periods less than one year.
6	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
7	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.66%

The accompanying notes are an integral part of these financial statements.

32

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES FINANCIALS SECTOR FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2012 (Unaudited)	Year Ended June 30,			For the Period November 10, 2008[1] Through June 30, 2009
		2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of period	$27.62	$29.70	$27.30	$22.36	$25.00
Net investment income[2]	0.22 [6]	0.26	0.46	0.15	0.19
Net realized and unrealized gain (loss) on
investments	4.48	(2.05)	2.41	4.96	(2.69)
Total gain (loss) from investment operations	4.70	(1.79)	2.87	5.11	(2.50)
Less Distributions from:
Net investment income	(0.28)	(0.29)	(0.47)	(0.17)	(0.14)
Net asset value, end of period	$32.04	$27.62	$29.70	$27.30	$22.36
Total Return at Net Asset Value[3]	17.05%	(5.95)%	10.40%	22.87%	(9.87)%
Total Return at Market Value[3]	17.02%	(5.93)%	10.29%	23.00%	(10.03)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$11,215	$9,667	$11,880	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and
reimbursements	1.11%[4]	1.29%	1.03%	1.11%	3.14%[4]
Net investment income, net of waivers
and reimbursements	1.47%[4,6]	0.98%	1.52%	0.51%	1.60%[4]
Portfolio turnover rate[5]	9.45%	26.17%	15.99%	1.76%	19.26%

1	Commencement of operations.
2	Based on average daily shares outstanding.
3	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
4	Annualized for periods less than one year.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
6	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.43%

The accompanying notes are an integral part of these financial statements.

33

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES ADR FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2012 (Unaudited)	Year Ended June 30,			For the Period November 18, 2008[1] Through June 30, 2009
		2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of period	$31.81	$39.84	$30.74	$30.09	$25.00
Net investment income[2]	0.39 [6]	1.00	0.96	1.07	0.58
Net realized and unrealized gain (loss) on
investments	3.98	(7.47)	9.01	0.40	4.68
Total gain (loss) from investment operations	4.37	(6.47)	9.97	1.47	5.26
Less Distributions from:
Net investment income	(0.80)	(1.33)	(0.87)	(0.68)	(0.17)
Realized gains	—	(0.23)	—	(0.14)	—
Total distributions	(0.80)	(1.56)	(0.87)	(0.82)	(0.17)
Net asset value, end of period	$35.38	$31.81	$39.84	$30.74	$30.09
Total Return at Net Asset Value[3]	13.86%	(16.30)%	32.89%	4.64%	21.15%
Total Return at Market Value[3]	13.81%	(16.32)%	32.90%	4.55%	21.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$26,536	$36,587	$71,716	$47,641	$7,522
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and
reimbursements	1.01%[4]	1.05%	0.99%	1.08%	3.52%[4]
Net investment income, net of waivers
and reimbursements	2.34%[4,6]	2.97%	2.55%	3.06%	3.79%[4]
Portfolio turnover rate[5]	9.22%	35.04%	37.11%	45.80%	82.02%

1	Commencement of operations.
2	Based on average daily shares outstanding.
3	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
4	Annualized for periods less than one year.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
6	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.32%

The accompanying notes are an integral part of these financial statements.

34

FINANCIAL HIGHLIGHTS — concluded

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2012 (Unaudited)	Year Ended June 30,			For the Period January 21, 2009[1] Through June 30, 2009
		2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning of period	$37.93	$41.98	$29.68	$27.52	$25.00
Net investment income[2]	0.22 [6]	0.44	0.39	0.10	0.09
Net realized and unrealized gain (loss) on
investments	2.26	(3.67)	12.32	2.61	2.52
Total gain (loss) from investment operations	2.48	(3.23)	12.71	2.71	2.61
Less Distributions from:
Net investment income	(0.26)	(0.38)	(0.41)	(0.07)	(0.09)
Realized gains	—	(0.44)	—	(0.48)	—
Total distributions	(0.26)	(0.82)	(0.41)	(0.55)	(0.09)
Net asset value, end of period	$40.15	$37.93	$41.98	$29.68	$27.52
Total Return at Net Asset Value[3]	6.55%	(7.61)%	43.05%	9.70%	10.48%
Total Return at Market Value[3]	6.59%	(7.93)%	43.22%	9.81%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$6,022	$7,585	$10,496	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]
Expenses, prior to expense waivers and
reimbursements	1.33%[4]	1.42%	1.60%	1.40%	3.72%[4]
Net investment income, net of waivers
and reimbursements	1.09%[4,6]	1.18%	1.06%	0.32%	0.81%[4]
Portfolio turnover rate[5]	126.73%	154.06%	190.44%	182.12%	32.48%

1	Commencement of operations.
2	Based on average daily shares outstanding.
3	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
4	Annualized for periods less than one year.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.
6	For the six months ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.84%

The accompanying notes are an integral part of these financial statements.

35

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012 (UNAUDITED)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Funds’ corresponding benchmarks (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the information is available after the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

36

NOTES TO FINANCIAL STATEMENTS — continued

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at December 31, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2012, the collateral consisted of an institutional money market fund.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES , SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49% and 0.60%, respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 28, 2013, after which it may be terminated or revised.

For the six months ended December 31, 2012, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$183,153
RevenueShares Mid Cap Fund	151,019
RevenueShares Small Cap Fund	147,942
RevenueShares Financials Sector Fund	29,546
RevenueShares ADR Fund	81,546
RevenueShares Navellier Overall A-100 Fund	29,505

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

37

NOTES TO FINANCIAL STATEMENTS — continued

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. FCS has agreed to waive 10% of its fees when aggregate net assets of the Trust are under $300,000,000 or until December 31, 2010. For the six months ended December 31, 2012, FCS was not required to waive fees pursuant to this agreement.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fee is charged to the Fund for this license.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2012, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2012 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fund	Common Stock	Preferred Stock	Money Market Funds
RevenueShares Large Cap Fund	$151,819,850	$—	$13,437,616	$—	$—	$165,257,466
RevenueShares Mid Cap Fund	105,542,240	—	26,775,147	—	—	132,317,387
RevenueShares Small Cap Fund	123,122,050	—	20,608,020	—	—	143,730,070
RevenueShares Financials
Sector Fund	11,260,992	—	70,907	—	—	11,331,899
RevenueShares ADR Fund	26,512,131	295,052	1,912,762	—	—	28,719,945
RevenueShares Navellier
Overall A-100 Fund	5,827,663	—	459,815	—	—	6,287,478

38

NOTES TO FINANCIAL STATEMENTS — continued

At December 31, 2012, the Funds did not hold any Level 2 or Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At December 31, 2012, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2012.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended December 31, 2012 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$19,271,784	$18,989,031
RevenueShares Mid Cap Fund	18,755,862	18,608,441
RevenueShares Small Cap Fund	24,318,276	23,459,095
RevenueShares Financials Sector Fund	950,550	916,201
RevenueShares ADR Fund	2,885,682	2,800,573
RevenueShares Navellier Overall A-100 Fund	9,720,481	9,848,429

For the six months ended December 31, 2012, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$4,039,807	$19,142,121
RevenueShares Mid Cap Fund	2,446,789	28,152,663
RevenueShares Small Cap Fund	4,306,083	4,360,369
RevenueShares Financials Sector Fund	1,602,026	1,544,462
RevenueShares ADR Fund	—	12,553,640
RevenueShares Navellier Overall A-100 Fund	—	2,005,403

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. INCOME AND CAPITAL GAIN DISTRIBUTIONS

On December 26, 2012, the Funds declared quarterly income dividends with an ex-date of December 27, 2012 and payable date of January 4, 2013. The income and long-term capital gain dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share		Long-Term Capital Gain Dividend Per Share
RevenueShares Large Cap Fund	$0.17899		$—
RevenueShares Mid Cap Fund	0.14773		0.13747
RevenueShares Small Cap Fund	0.20054	*	0.13058
RevenueShares Financials Sector Fund	0.15824		—
RevenueShares ADR Fund	0.45186		—
RevenueShares Navellier Overall A-100 Fund	0.11906		—

*	The income dividend per share listed for the RevenueShares Small Cap Fund includes short-term capital gain distributions (which are treated as income for tax purposes) of $0.01107.
39

NOTES TO FINANCIAL STATEMENTS — continued

8. TRUSTEE ’S FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

9. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$141,170,123	$28,974,299	$(4,886,956)	$24,087,343
RevenueShares Mid Cap Fund	116,501,017	19,183,057	(3,366,687)	15,816,370
RevenueShares Small Cap Fund	124,169,081	23,078,392	(3,517,403)	19,560,989
RevenueShares Financials Sector Fund	11,417,239	545,687	(631,027)	(85,340)
RevenueShares ADR Fund	30,210,553	2,126,474	(3,617,082)	(1,490,608)
RevenueShares Navellier Overall A-100 Fund	6,191,997	131,214	(35,733)	95,481

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2012, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Losses)
RevenueShares Large Cap Fund	$688,718	$(2,765,191)	$16,144,251	$14,067,778
RevenueShares Mid Cap Fund	—	460,723	12,895,067	13,355,790
RevenueShares Small Cap Fund	249,977	72,083	7,167,248	7,489,308
RevenueShares Financials Sector Fund	13,975	(890,188)	(1,754,726)	(2,630,939)
RevenueShares ADR Fund	147,561	(1,922,840)	(5,815,597)	(7,590,876)
RevenueShares Navellier Overall A-100 Fund	12,737	(1,531,390)	625,367	(893,286)

The tax character of distributions paid during the year ended June 30, 2012 and 2011 were as follows:

	2012		2011
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain
RevenueShares Large Cap Fund	$2,947,099	$—	$2,871,609	$—
RevenueShares Mid Cap Fund	1,623,906	2,335,438	762,231	—
RevenueShares Small Cap Fund	525,064	—	543,364	—
RevenueShares Financials Sector Fund	98,921	—	309,165	—
RevenueShares ADR Fund	1,975,494	211,188	1,346,857	—
RevenueShares Navellier Overall A-100 Fund	144,914	67,129	111,815	—

40

NOTES TO FINANCIAL STATEMENTS — continued

At June 30, 2012, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
RevenueShares Large Cap Fund	$—	$711,580	$—	$—	$—	$711,580
RevenueShares Financial Sector Fund	52,317	21,626	78,535	121,295	169,285	443,058
Revenueshares ADR Fund	—	—	—	169,705	87,800	257,505
RevenueShares Navellier Overall A-100 Fund	—	—	—	1,199,701	—	1,199,701

The Funds utilized capital loss carryforwards as follows to offset taxable capital gains realized during the year ended June 30, 2012 as follows:

Fund	Capital Loss Carryforward Utilized
RevenueShares Large Cap Fund	$2,697

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2011 through June 30, 2012, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2012, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$2,053,611
RevenueShares Financial Sector Fund	447,130
RevenueShares ADR Fund	1,665,335
RevenueShares Navellier Overall A-100 Fund	331,689

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
RevenueShares Large Cap Fund	$—	$(8,760,072)	$8,760,072
RevenueShares Mid Cap Fund	(225,348)	(5,350,203)	5,575,551
RevenueShares Small Cap Fund	—	(5,307,626)	5,307,626
RevenueShares Financials Sector Fund	—	354,101	(354,101)
RevenueShares ADR Fund	6,549	(1,229,162)	1,222,613
RevenueShares Navellier Overall A-100 Fund	(2)	(863,813)	863,815

41

NOTES TO FINANCIAL STATEMENTS — continued

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2008-2012, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a

42

NOTES TO FINANCIAL STATEMENTS — concluded

foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

11. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

43

SUPPLEMENTAL INFORMATION

(UNAUDITED )

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

44

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
BBD, LLP
The Bank of New York Mellon	1835 Market Street, 26th Floor
101 Barclay Street	Philadelphia, Pennsylvania 19103
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust

One Commerce Square, 2005 Market Street, Suite 2020 Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by
Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RevenueShares ETF Trust

By: /s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date: March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By: /s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date: March 6, 2013

By: /s/ Michael Gompers

Michael Gompers, Treasurer

Date: March 6, 2013